      As filed electronically with the Securities and Exchange Commission on September 18, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-507
Pre-Effective Amendment No.

Post-Effective Amendment No. 54

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4419

Amendment No. 55

                       (Check appropriate box or boxes.)

                     AEGON/Transamerica Series Fund, Inc.
-------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

              570 Carillon Parkway, St. Petersburg, Florida 33716
-------------------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

    John K. Carter, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)


Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]      60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ]      75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ]      On (date) pursuant to paragraph (a) (1) of Rule 485.

[X]      On December 2, 2002 pursuant to paragraph (a) (2) of Rule 485.

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PLEASE NOTE: This filing is for Select+ Aggressive portfolio, Select + Growth & Income portfolio, and Select + Conservative portfolio only and does not impact the other operating series of AEGON/Transamerica Series Fund, Inc.

                                                       PROSPECTUS

                                               SELECT+ AGGRESSIVE

                                          SELECT+ GROWTH & INCOME

                                             SELECT+ CONSERVATIVE


                                                 December 2, 2002


   AS WITH ALL FUND PROSPECTUSES, THE SECURITIES AND EXCHANGE
                           COMMISSION
       HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
          PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
    ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

------------------------------------------------------- AEGON/TRANSAMERICA SERIES FUND, INC.
Information about each portfolio you               i    Investor Information
should know before investing                            INDIVIDUAL PORTFOLIO DESCRIPTIONS
                                              S+AG-1    Select+ Aggressive
                                             S+G&I-1    Select+ Growth & Income
                                               S+C-1    Select+ Conservative

------------------------------------------------------- ADDITIONAL INFORMATION -- ALL PORTFOLIOS
Additional information for you                     1    Management
regarding AEGON/Transamerica                       2    Explanation of Strategies and Risks
Series Fund, Inc. portfolios.                      3    Performance Information
                                                   4    Other Information

------------------------------------------------------- FOR MORE INFORMATION
Where to learn more                                     Back Cover
about each portfolio.

Investor Information
[GLOBE ICON]
OVERVIEW
--------------------------


REQUEST FOR EXEMPTION



The Fund and ATFA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940 to permit each portfolio to invest in both affiliated and unaffiliated Underlying Portfolios, subject to various conditions designed to reduce the potential duplication of the costs of investing and otherwise protect the interests of investors in the portfolios. If the SEC issues the requested exemptive order, the Fund, ATFA and UPIA will have the flexibility to invest in a wider array of Underlying Funds in the pursuit of each portfolio's investment objective(s). However, there is no guarantee that the SEC will issue the requested order.


AEGON/Transamerica Series Fund, Inc. (Fund or ATSF) currently offers several separate series or investment portfolios. This prospectus includes the portfolios that are available under the policy or annuity contract that you have chosen. The Fund is an open-end management investment company, more commonly known as a mutual fund.

Shares of these portfolios are intended to be sold to separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, AUSA Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, to fund the benefits under certain individual flexible premium variable life insurance policies, and individual and group variable annuity contracts.

INVESTMENT CONSIDERATIONS

- Each portfolio has its own investment strategy and risk profile. Generally, the higher the potential rate of return, the greater the risk of loss.

- No single portfolio can be a complete investment program; consider diversifying your portfolio choices.

- You should evaluate each portfolio in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which portfolios are right for you.

RISKS

- There can be no assurance that any portfolio will achieve its investment goal.

- Because you could lose money by investing in a portfolio, take the time to read each portfolio description and consider all risks before investing.

- All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your LONG-TERM investment goals.

- Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Portfolio shares involve investment risks, including the possible loss of principal.

- Past performance does not necessarily indicate future results.

More detailed information about each portfolio, its investment policies, and its particular risks can be found in the Fund's Statement of Additional Information
(SAI).

TO HELP YOU UNDERSTAND . . .

In this prospectus, you will see the symbols below.

These are "icons" which serve as tools to direct you to the type of information that is included in the accompanying paragraphs.

The icons are for your convenience and to assist you as you read this prospectus.

       The target directs you to a portfolio's goal or objective.
[BULLSEYE]

       The chess piece indicates discussion about a portfolio's strategies. [CHESS PIECE]

       The stoplight indicates the risks of investing in a portfolio.
[STOP LIGHT]

[GRAPH]The graph indicates investment performance.

       The question mark provides information about how a similar fund managed by a portfolio's sub-adviser has performed.
[QUESTION]

       The briefcase provides information about Fund management.
[BRIEF CASE]

       The money sign provides financial information about your portfolio. [DOLLAR SYMBOL]

PLEASE NOTE: THE NAMES, INVESTMENT OBJECTIVES, AND POLICIES OF CERTAIN PORTFOLIOS ARE SIMILAR TO THE NAMES, INVESTMENT OBJECTIVES AND POLICIES OF OTHER PORTFOLIOS THAT ARE MANAGED BY THE SAME SUB-ADVISER. THE INVESTMENT RESULTS OF THE FUND'S PORTFOLIOS MAY BE HIGHER OR LOWER THAN THE RESULTS OF THESE PORTFOLIOS. THERE IS NO ASSURANCE, AND NO REPRESENTATION MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE FUND'S PORTFOLIOS WILL BE COMPARABLE TO ANY OTHER PORTFOLIO.

---------------------
This portfolio may be appropriate for the investor who seeks to maximize returns and who can tolerate substantial volatility in the value of his or her principal.

Select+ Aggressive
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks long-term capital appreciation.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser seeks this objective by investing the portfolio's assets in a combination of underlying ATSF portfolios, and those of other mutual funds, based on the portfolio's investment objective.

In seeking the portfolio's investment objective, investment strategies include:

 - Under normal market conditions, allocating 100% of the portfolio's assets among underlying ATSF portfolios, and those of other mutual funds, consistent with the investment objective.

 - Adjusting the allocations to favor investments in those portfolios that the sub-adviser believes will provide the most favorable outlook for achieving the portfolio's investment objective.

 - The portfolio may invest directly in short-term securities.

The sub-adviser will not try to pinpoint the precise moment when a major reallocation should be made. Instead, the sub-adviser regularly reviews the portfolio's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the portfolio's goal.

                                      ATSF
                           S+AG- 1 Select+ Aggressive

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

The portfolio is subject to the following primary investment risks:

UNDERLYING PORTFOLIOS

The portfolio's ability to achieve its objective depends largely on the performance of the underlying portfolios in which it invests. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject, indirectly, to all the risks associated with its underlying portfolios. These risks include the following:

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may results from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks an underlying portfolio holds fluctuate in price, the value of your investment in the portfolio may fluctuate.

INTEREST RATE CHANGES

Interest rate increases can cause the price of a security, and accordingly a debt security to decrease.

FOREIGN SECURITIES

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

ISSUER SPECIFIC CHANGES

Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, indirectly impact the value of the portfolio's shares.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

PREPAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

SELECT+ AGGRESSIVE

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios ("Underlying Portfolios") in which the portfolio invests. The following table provides the expense ratios, net of any applicable fee waivers or reimbursements, for each potential Underlying Portfolio (based on the expense ratios reflected in each Underlying Portfolio's current Annual Report):

                                      ATSF
                           S+AG- 2 Select+ Aggressive

                                     TOTAL OPERATING
UNDERLYING PORTFOLIO                 EXPENSE RATIOS
--------------------                 ---------------
Transamerica Growth Opportunities
Van Kampen Emerging Growth
Third Avenue Value
Dreyfus Small Cap Value
American Century International
Gabelli Global Growth
Capital Guardian Global
Van Kampen Active International       [Subject to
  Allocation                             change
BlackRock Large Cap Value              please see
BlackRock Mid Cap Growth                note on
Transamerica Equity                     page i]
Janus Growth
Capital Guardian U.S. Equity
Salomon All Cap
Dreyfus Mid Cap
Capital Guardian Value
T. Rowe Price Growth
T. Rowe Price Equity Income
Federated Growth & Income
American Century Income & Growth
Transamerica Money Market


After combining the total net operating expenses of the portfolio with the weighted average of the total net operating expense ratios (as of December 31,
2001) of the Underlying Funds in which it is scheduled to invest at the commencement of operations, the total annualized weighted average expense ratio of the portfolio (calculated as a percentage of average net assets) is estimated
to be approximately    %, and is generally expected to vary within a range of
   % to    %.

The investment advisers or other service providers to certain of the Underlying Portfolios currently waive a portion of their fees and/or reimburse operating expenses with respect to the Underlying Portfolios. Any such fee waiver or expense reimbursement may be terminated in the future. Any termination of a fee waiver or expense reimbursement undertaking with respect to an Underlying Portfolio may be expected to increase the operating expenses of that Underlying Portfolio and, therefore, the operating expenses of the portfolio.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA)

SUB-ADVISER: Union Planters Investment Advisors, Inc. (UPIA)

ADVISORY FEE: As a percentage of the portfolio's average daily net assets:
0.10%.

PORTFOLIO MANAGER: This portfolio is managed by a UPIA investment team.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio since it had not commenced operations as of December 31, 2001.

                                      ATSF
                           S+AG- 3 Select+ Aggressive

---------------------
This portfolio may be appropriate for the investor who seeks capital appreciation and can tolerate some market volatility.

Select+ Growth & Income
[BULLSEYE ICON]
OBJECTIVE
---------------------------

This portfolio seeks to maximize total return through a combination of growth of capital and current income, consistent with preservation of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser seeks to achieve this objective by investing the portfolio's assets in a combination of underlying ATSF portfolios, and those of other mutual funds, based on the portfolio's investment objective.

In seeking the portfolio's investment objective, the sub-adviser's investment strategies include:

 - Allocating the portfolio's assets among underlying ATSF portfolios, and those of other mutual funds, based on the portfolio's investment objective.

 - Under normal market conditions, allocating the portfolio's investments among the underlying portfolios so that no more than 75% of its assets are invested in equities, and at least 25% of its assets are invested in bonds and short-term investments. These percentages may vary at different times.

 - Adjusting the allocations to favor investments in those portfolios that the sub-adviser believes will provide the most favorable outlook for achieving the portfolio's investment objective.

 - The portfolio may also invest directly in short-term securities.

The sub-adviser will not try to pinpoint the precise moment when a major reallocation should be made. Instead, the sub-adviser regularly reviews the portfolio's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the portfolio's goal.

                                      ATSF
                        S+G&I- 1 Select+ Growth & Income

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

The portfolio is subject to the following principal investment risks:

UNDERLYING PORTFOLIOS

The portfolio's ability to achieve its objective depends largely on the performance of the underlying portfolios in which it invests. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject indirectly, to all the risks associated with its underlying portfolios. These risks include the following:

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks an underlying portfolio holds fluctuate in price, the value of your investment in the portfolio may fluctuate.

INTEREST RATE CHANGES

Interest rate increases can cause the price of a security, particularly a debt security, to decrease.

FOREIGN SECURITIES

Foreign securities involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of the factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

ISSUER-SPECIFIC CHANGES

Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, indirectly impact the value of the portfolio's shares. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

PRE-PAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

SELECT+ GROWTH & INCOME

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios ("Underlying Portfolios") in which the portfolio invests. The following table provides the expense ratios, net of any applicable fee waivers or expense reimbursements, for each potential Underlying Portfolio (based on the expense ratios reflected in each Underlying Portfolio's current Annual Report).

                                      ATSF
                        S+G&I- 2 Select+ Growth & Income

                                    TOTAL OPERATING
UNDERLYING PORTFOLIO                EXPENSE RATIOS
--------------------                ---------------
Transamerica Growth Opportunities
Third Avenue Value
Dreyfus Small Cap Value
American Century International
Van Kampen Emerging Growth
Gabelli Global Growth
Capital Guardian Global
Van Kampen Active International      [Subject to
  Allocation                            change
Janus Growth                          please see
Federated Growth & Income              note on
BlackRock Large Cap Value              page i]
BlackRock Mid Cap Growth
Transamerica Equity
Capital Guardian U.S. Equity
Salomon All Cap
Dreyfus Mid Cap
Capital Guardian Value
T. Rowe Price Growth
T. Rowe Price Equity Income
Clarion Real Estate Securities
American Century Income & Growth
PIMCO Total Return
Transamerica U.S. Government
  Securities
MFS High Yield
Transamerica Money Market


After combining the total net operating expenses of the portfolio with the weighted average of the total operating expense ratios (as of December 31,
2001), of the Underlying Portfolios in which it is scheduled to invest at the commencement of operations, the total annualized weighted average expense ratio the portfolio (calculated as a percentage of average net assets) is estimated to
be approximately   %, and is generally expected to vary within a range of   % to
  %. The investment advisers or other service providers to certain of the Underlying Portfolios currently waive a portion of their fees and/or reimburse operating expenses with respect to the Underlying Portfolios. Any such fee waiver or expense reimbursement may be terminated in the future. Any termination of a fee waiver or expense reimbursement undertaking with respect to an Underlying Portfolio may be expected to increase the operating expenses of that Underlying Portfolio and, therefore, the operating expenses of the portfolio.

[GRAPH ICON]
PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc.

SUB-ADVISER: Union Planters Investment Advisors, Inc. (UPIA)

ADVISORY FEE: As a percentage of the portfolio's average daily net assets: 0.10%

PORTFOLIO MANAGER: This portfolio is managed by an UPIA investment team.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
-----------------------------------------

Information is not included for this portfolio since it had not commenced operations as of December 31, 2001.

                                      ATSF
                        S+G&I- 3 Select+ Growth & Income

---------------------
This portfolio may be appropriate for the investor who seeks to preserve capital.

Select+ Conservative
[BULLSEYE ICON]
OBJECTIVES
----------------------------

This portfolio seeks current income and preservation of capital.

[CHESSPIECE ICON]
PRINCIPAL INVESTMENT STRATEGIES
---------------------------------------------------------------

The portfolio's sub-adviser seeks those objectives by investing the portfolio's assets in a combination of underlying ATSF portfolios, and those of other mutual funds, based on the portfolio's investment objectives.

In seeking the portfolio's investment objectives, the sub-adviser's investment strategies include:

             - Under normal market conditions, allocating adjusting the portfolio's investments among underlying portfolios so that no more than 30% of its assets are invested in equities and at least 70% of its assets are invested in bonds and short-term investments. These percentages may vary at different times.

 - Adjusting the allocations to favor investments in those portfolios that the sub-adviser believes will provide the most favorable outlook for achieving the portfolio's investment objective.

 - The portfolio may also invest directly in short-term securities.

The sub-adviser will not try to pinpoint the precise moment when a major reallocation should be made. Instead, the sub-adviser regularly reviews the portfolio's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the portfolio's goal.

                                      ATSF
                          S+C- 1 Select+ Conservative

[STOPLITE ICON]
PRIMARY RISKS
---------------------------------

The portfolio is subject to the following principal investment risks:

UNDERLYING PORTFOLIOS

The portfolio's ability to achieve its objective depends largely on the performance of the underlying portfolios in which it invests. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject, indirectly, to all the risks associated with its underlying portfolios.

These risks include the following:

STOCKS

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.

Because the stocks an underlying portfolio holds fluctuate in price, the value of your portfolio's investment in the underlying portfolio will go up and down.

INTEREST RATE CHANGES

Interest rate increases can cause the price of a security, and particularly a debt security, to decrease.

ISSUER-SPECIFIC CHANGES

Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, indirectly impact the value of the portfolio's shares. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

PRE-PAYMENT

The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility of interest rates change.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO!

SELECT + CONSERVATIVE

Shareholders in the portfolio will bear indirectly the proportionate expenses of the underlying portfolios ("Underlying Portfolios") in which the portfolio invests. The following table provides the expense ratios, net of any applicable fee waivers or expense reimbursements, for each potential Underlying Portfolio (based on the expense ratios reflected in each Underlying Portfolio's current Annual Report):

                                      ATSF
                          S+C- 2 Select+ Conservative

                                TOTAL OPERATING
    UNDERLYING PORTFOLIO:       EXPENSE RATIOS
    ---------------------     -------------------
Transamerica Growth
  Opportunities
Third Avenue Value
Dreyfus Small Cap Value
American Century
  International
Gabelli Global Growth
Capital Guardian Global
BlackRock Large Cap Value
BlackRock Mid Cap Growth
Transamerica Equity
Janus Growth
Capital Guardian U.S. Equity   [Subject to change
Salomon All Cap                 please see note
Dreyfus Mid Cap                   on page i]
Clarion Real Estate
  Securities
Capital Guardian Value
T. Rowe Price Growth
Federated Growth & Income
T. Rowe Price Equity Income
American Century Income &
  Growth
PIMCO Total Return
Transamerica U.S. Government
  Securities
MFS High Yield
Transamerica Money Market


After combining the total net operating expenses of the portfolio with the weighted average of the total operating expense ratios (as of December 31, 2001) of the Underlying Portfolios in which it is scheduled to invest at the commencement of operations, the total annualized weighted average expense ratio
is estimated to be: approximately      % and is generally expected to vary
within a range of      % to      %. The investment advisers or other service
providers to certain of the Underlying Portfolios currently waive a portion of their fees and/or reimburse operating expenses with respect to the Underlying Portfolios. Any such fee waiver or expense reimbursement may be terminated in the future. Any termination of a fee waiver or expense reimbursement undertaking with respect to an Underlying Portfolio may be expected to increase the operating expenses of that Underlying Portfolio and, therefore, the operating expenses of the portfolio.
[GRAPH ICON]

PAST PERFORMANCE
-----------------------------------------

Because the portfolio has not been in operation for one full calendar year, performance history is not included.

[BRIEFCASE ICON]
MANAGEMENT
--------------------------------

INVESTMENT ADVISER: AEGON/Transamerica Fund Advisers, Inc. (ATFA).

SUB-ADVISER: Union Planters Investment Advisors, Inc. (UPIA).

ADVISORY FEE: As a percentage of the portfolio's average daily net assets:
0.10%.

PORTFOLIO MANAGER: This portfolio is managed by an UPIA investment team.

[MONEY ICON]
FINANCIAL HIGHLIGHTS
---------------------------------------------

Information is not included for this portfolio since it had not commenced operations as of December 31, 2001.

                                      ATSF
                          S+C- 3 Select+ Conservative

Additional Information -- All Portfolios
[QUESTION ICON]
MANAGEMENT
--------------------------------

The Fund's Board of Directors (Board) is responsible for managing the business affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-adviser. Information about the Directors and executive officers of the Fund is contained in the SAI.

AEGON/Transamerica Fund Advisers, Inc. (ATFA), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, has served as the Fund's investment adviser since 1997. The investment adviser is a direct, wholly-owned subsidiary of Western Reserve Life Assurance Co. of Ohio (Western Reserve), which is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company, which is wholly owned by AEGON USA, Inc. AEGON USA, Inc. is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.

Subject to the supervision of the Fund's Board, the investment adviser is responsible for furnishing continuous advice and recommendations to the Fund as to the acquisition, holding or disposition of any or all of the securities or other assets which the portfolios may own or contemplate acquiring from time to time; causing its officers to attend meetings and furnishing oral or written reports, as the Fund may reasonably require, in order to keep the Fund's Board and appropriate officers of the Fund fully informed as to the conditions of the investment portfolio of each portfolio, the investment recommendations of the investment adviser, and the investment considerations which have given rise to those recommendations; supervising the purchase and sale of securities of the portfolios as directed by the appropriate officers of the Fund; and maintaining all books and records required to be maintained by the investment adviser.

The Fund has received an order from the Securities and Exchange Commission that permits the Fund and the investment adviser, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2) materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

EXPENSE REIMBURSEMENT

ATFA has entered into an expense limitation agreement with the Fund on behalf of each applicable portfolio, pursuant to which ATFA has agreed to reimburse a portfolio for certain operating expenses so that the total annual operating expenses of each applicable portfolio do not exceed the total operating expenses specified for that portfolio (expense cap) in the portfolio's then-current SAI. The Fund, on behalf of an applicable portfolio, will at a later date, reimburse ATFA for operation expenses previously paid on behalf of such portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement had an initial term through April 30, 2001, and automatically renews for one-year terms unless ATFA provides written notice to the Fund at least 30 days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Advisory Agreement, or may be terminated by the Fund, without payment of any penalty, upon ninety (90) days' prior written notice to ATFA.

                   1 Additional Information -- All Portfolios

[CHESSPIECE ICON]
EXPLANATION OF STRATEGIES AND RISKS
------------------------------------------------------

Each portfolio's investment objective(s) and principal investment strategies are not fundamental policies, and may be changed without shareholder approval. In the discussions of the individual portfolios included in this prospectus you found descriptions of the principal strategies and risks associated with each. For a more detailed explanation of those strategies and risks, and those of the other types of investments in which they may invest, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION AND CONCENTRATION

The 1940 Act classifies investment companies as either diversified or non-diversified. (If your portfolio is not diversified, it is noted in the portfolio's description of strategies and risks.)

Diversification is the practice of spreading a portfolio's assets over a number of investments, investment types, industries or countries to reduce risk. A non-diversified portfolio has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable portfolio.

Each portfolio is a diversified fund and is subject to the following diversification and concentration requirements:

 - As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some portfolios, in other types of cash items.

 - As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the portfolio's total assets.

 - As a fundamental policy governing concentration, no portfolio will invest 25% or more of its assets in any one particular industry, other than U.S. government securities.

INVESTMENT IN UNDERLYING PORTFOLIOS

Because each portfolio normally invests substantially all of its assets in the Underlying Portfolios, it will incur its pro rata share of the Underlying Portfolios' expenses. In addition, each portfolio will be subject to the effects of business and regulatory developments that affect the Underlying Portfolios or the Investment company industry generally.

CASH POSITION

A portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of short-term debt securities that are considered cash equivalents. This may be done as a temporary defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. It may not be able to meet its investment objective or objectives under those conditions.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year.

Changes in security holdings are made by a portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or unforeseen developments.

The rate of portfolio turnover will not be a limiting factor when short-term investing is considered appropriate. Increased turnover rates result in higher brokerage costs and other transaction based expenses for a portfolio. These charges are ultimately borne by the policyowners.

SHORT SALES

A portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

                   2 Additional Information -- All Portfolios

TEMPORARY DEFENSIVE POSITION

A portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or when other adverse conditions exist (which is inconsistent with the portfolio's principal investment strategies). Under these circumstances, the portfolio may be unable to achieve its investment objective.

[GRAPH ICON]
PERFORMANCE INFORMATION
------------------------------------------------------

The Fund may include quotations of a portfolio's total return or yield in connection with the total return for the appropriate separate account, in advertisements, sales literature or reports to policyowners or to prospective investors. Total return and yield quotations for a portfolio reflect only the performance of a hypothetical investment in the portfolio during the particular time period shown as calculated based on the historical performance of the portfolio during that period. Such quotations do not in any way indicate or project future performance. Quotations of total return and yield will not reflect charges or deductions against the separate accounts or charges and deductions against the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information which show total return and yield information for the separate accounts, policies or annuity contracts.

YIELD

Yield quotations for a portfolio refer to the income generated by a hypothetical investment in the portfolio over a specified thirty-day period expressed as a percentage rate of return for that period. The yield is calculated by dividing the net investment income per share for the period by the price per share on the last day of that period.

TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a portfolio held for a stated period of time as of a stated ending date. When a portfolio has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a portfolio's investment advisory fees and direct portfolio expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the portfolio when made.

                   3 Additional Information -- All Portfolios

[QUESTIONMARK ICON]
OTHER INFORMATION
------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

Investors do not deal directly with the portfolios to purchase or redeem shares. Please refer to the prospectus for your variable insurance contract for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the portfolios. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.) The Fund reserves the right to reject or refuse, in its discussion, any order for the purchase of a portfolio's shares, in whole or in part.

VALUATION OF SHARES

Each portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually 4:00 p.m., Eastern Time), on each day the NYSE is open. If portfolio investments of an Underlying Portfolio are traded in markets on days that are not business days of the portfolios, a portfolio's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value (NAV) of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio. Share prices for any transaction are those next calculated after receipt and acceptance of a purchase order or receipt of a redemption request.

Except for money market instruments maturing in 60 days or less, securities held by portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Fund's Valuation Committee under the supervision of the Fund's Board.

Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributions of the portfolios are typically declared and reinvested annually. Dividends and distributions are paid in additional shares on the business day following the ex-date. Distributions of short-term capital gains are included as distributions of net investment income.

TAXES

Each portfolio expects to qualify or will qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a regulated investment company, a portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each portfolio's intention to distribute all such income and gains.

Shares of each portfolio are offered only to the separate accounts of Western Reserve and its affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see "Federal Income Tax Considerations" included in the respective prospectuses for the policies and the annuity contracts.

Section 817(h) of the Code and the regulations thereunder effectively impose "diversification" requirements on each portfolio. Each portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on each portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor," rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash

                   4 Additional Information -- All Portfolios and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors.

DISTRIBUTION AND SERVICE PLANS

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser, and serves as principal underwriter for the Fund. The Plan permits the use of Fund assets to help finance the distribution of the shares of the portfolios. Under the Plan, the Fund, on behalf of the portfolios, is permitted to pay to various service providers up to 0.15% of the average daily net assets of each portfolio as payment for actual expenses incurred in connection with the distribution of the shares of the portfolios. Because these payments are made on an ongoing basis, they will increase the cost of investment and other types of sales charges.

As of the date of this prospectus, the Fund has not paid any distribution fees under the Plan and does not intend to do so before April 30, 2003.

BROKERAGE ENHANCEMENT PLAN

The Fund has adopted, in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its portfolios. The Plan will use available brokerage commissions to promote the sale and distribution of each portfolio's shares. Under the Plan, the Fund will use recaptured commissions to pay for distribution expenses. Because these payments are made on an ongoing basis, they will increase the cost of investment and other types of sales charges. The portfolios do not incur any asset based or additional fees or charges under the Plan.

Under the Plan, the investment adviser will be authorized to direct the sub-adviser to use certain broker-dealers for securities transactions. (The duty of best price and execution will still apply to these transactions.) These broker-dealers have agreed to give a percentage of their commissions from the sale and purchases of securities to AFSG.

COSTS AND MARKET TIMING

Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one fund to another and then back again after a short period of time. The Contract or Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. As money is shifted in and out, a portfolio incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Further, short-term trading may be disruptive to the underlying portfolio and increase transaction costs. This is why the Fund has adopted special policies to discourage short-term trading. Specifically, the Fund reserves the right to reject any purchase or transfer request that it regards as disruptive to efficient portfolio management, the purchase or transfer or series of transfers would have a negative impact on a portfolio's operations or if an underlying portfolio would reject our purchase order. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

THE FUND DOES NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER. WHEN WE IDENTIFY YOU AS A MARKET TIMER, WE WILL IMMEDIATELY NOTIFY YOUR AGENT WHO WILL THEN NOTIFY YOU THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE LOSS OF ELECTRONIC AND TELEPHONE TRANSFER PRIVILEGES.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

                   5 Additional Information -- All Portfolios

ADDITIONAL INFORMATION ABOUT THESE PORTFOLIOS IS CONTAINED IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 1, 2002, WHICH IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS.

YOU MAY ALSO CALL 1-800-851-9777 TO REQUEST THIS ADDITIONAL INFORMATION ABOUT THE FUND WITHOUT CHARGE OR TO MAKE SHAREHOLDER INQUIRIES.

OTHER INFORMATION ABOUT THESE PORTFOLIOS HAS BEEN FILED WITH AND IS AVAILABLE FROM THE U.S. SECURITIES AND EXCHANGE COMMISSION. INFORMATION ABOUT THE FUND (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-6009 OR BY EMAILING REQUESTS AT PUBLIC INFO@SEC.GOV.

REPORTS AND OTHER INFORMATION ABOUT THE FUND ARE ALSO AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. (AEGON/TRANSAMERICA SERIES FUND, INC. FILE NO. 811-4419.)

FOR MORE INFORMATION ABOUT THESE PORTFOLIOS, YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS WITHOUT CHARGE, OR TO MAKE OTHER INQUIRIES ABOUT THIS FUND, CALL THE NUMBER LISTED ABOVE.

(AEGON/TRANSAMERICA SERIES FUND FILE NO. 811-4419.)

REQUEST FOR EXEMPTION



The Fund and ATFA have filed an application for an order of the SEC granting exemptions from certain provisions of the Investment Company Act of 1940 to permit each portfolio to invest in both affiliated and unaffiliated Underlying Portfolios, subject to various conditions designed to reduce the potential duplication of the costs of investing and otherwise protect the interests of investors in the portfolios. If the SEC issues the requested exemptive order, the Fund, ATFA and UPIA will have the flexibility to invest in a wider array of Underlying Funds in the pursuit of each portfolio's investment objective(s). However, there is no guarantee that the SEC will issue the requested order.

                                                                  SAI

                                                   SELECT+ AGGRESSIVE

                                              SELECT+ GROWTH & INCOME

                                                 SELECT+ CONSERVATIVE


                                                     December 2, 2002

                 STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the portfolios that you are invested in of AEGON/Transamerica Series Fund, Inc. (the "Fund"). Please call 1-800-851-9777 to obtain a free copy of the prospectus.

                         INVESTMENT ADVISER:

                         AEGON/TRANSAMERICA
                         FUND ADVISERS, INC.


  THE DATE OF THE PROSPECTUS TO WHICH THIS STATEMENT OF ADDITIONAL
    INFORMATION RELATES IS DECEMBER 2, 2002 AND THE DATE OF THIS
      STATEMENT OF ADDITIONAL INFORMATION IS DECEMBER 2, 2002.

Table of Contents

-------------------- AEGON/TRANSAMERICA SERIES FUND, INC.
Information about each portfolio you
should know before investing

-------------------- FUND HISTORY

-------------------- INVESTMENT OBJECTIVES
                                                        INDIVIDUAL PORTFOLIO INFORMATION
                                               S+A-1    Select+ Aggressive
                                             S+G&I-1    Select+ Growth & Income
                                               S+C-1    Select+ Conservative

-------------------- ADDITIONAL INFORMATION -- ALL PORTFOLIOS
                                                        Lending
                                                        Borrowing
                                                        Short Sales
                                                        Foreign Securities
                                                        Foreign Bank Obligations
                                                        Forward Foreign Currency Contracts
                                                        When-issued, Delayed Settlement and Forward Delivery
                                                        Securities
                                                        Repurchase and Reverse Repurchase Agreements
                                                        Temporary Defensive Position
                                                        U.S. Government Securities
                                                        Non-Investment Grade Debt Securities
                                                        Convertible Securities
                                                        Investments in Futures, Options and Other Derivative
                                                        Instruments
                                                        Zero Coupon, Pay-in-Kind and Step Coupon Securities
                                                        Warrants and Rights
                                                        Mortgage-Backed Securities
                                                        Asset-Backed Securities
                                                        Pass-Through Securities
                                                        Other Income Producing Securities
                                                        Illiquid and Restricted/144A Securities
                                                        Other Investment Companies
                                                        Bank and Thrift Obligations
                                                        Investments in the Real Estate
                                                        Industry and Real Estate
                                                        Investment Trusts ("REITS")
                                                        Variable Rate Master Demand Notes
                                                        Debt Securities and Fixed-Income Investing
                                                        High Yield/High-Risk Securities
                                                        Trade Claims
                                                        Brady Bonds
                                                        Collateralized Mortgage Obligations
                                                        Dollar Roll Transactions
                                                        Exchange Traded Funds (ETFs)
                                                        Hybrid Instruments
                                                        Indexed Securities
                                                        Interest Rate Transactions
                                                        Municipal Fixed-Income Securities
                                                        Non-Mortgage Asset Backed Securities
                                                        Passive Foreign Investment Companies
                                                        Preferred Stocks

                                     TOC- 1


                                                        Stripped Mortgage-Backed Securities
                                                        Loan Participations
                                                        Credit Default Swaps
                                                        Event-Linked Bonds

-------------------- MANAGEMENT OF THE FUND
                                                        Directors and Officers
                                                        The Investment Adviser
                                                        The Sub-Advisers
                                                        Joint Trading Accounts
                                                        Personal Securities Transactions
                                                        Administrative and Transfer Agency Services

-------------------- PORTFOLIO TRANSACTIONS AND BROKERAGE
                                                        Portfolio Turnover
                                                        Placement of Portfolio Brokerage

-------------------- PURCHASE AND REDEMPTION OF SHARES
                                                        Determination of Offering Price
                                                        Net Asset Valuation

-------------------- CALCULATION OF PERFORMANCE RELATED INFORMATION
                                                        Total Return
                                                        Yield Quotations

-------------------- TAXES

-------------------- CAPITAL STOCK OF THE FUND

-------------------- REGISTRATION STATEMENT

-------------------- FINANCIAL STATEMENTS

-------------------- OTHER INFORMATION
                                                        Independent Certified Public Accountants
                                                        Custodian
                                                        Appendix A -- Description of Portfolio Securities
                                                        Appendix B -- Brief Explanation of Rating Categories

                                     TOC- 2

Investor Information

FUND HISTORY
-----------------------

The Fund was incorporated under the laws of the State of Maryland on August 21, 1985 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.

Shares of the Fund are intended to be sold to the separate accounts of life companies to fund benefits under variable life insurance policies or variable annuity contracts issued by AUSA Life Insurance Company, Inc. ("AUSA"), Transamerica Life Insurance Company (formerly PFL Life Insurance Company) ("Transamerica Life"), Western Reserve Life Assurance Co. of Ohio ("WRL") Peoples Benefit Life Insurance Company ("Peoples"), Transamerica Occidental Life Insurance Company ("Transamerica") and Transamerica Life Insurance and Annuity Company, (the "Life Companies"). Shares may be offered to other life insurance companies in the future.

Because Fund shares are sold to separate accounts established to receive and invest premiums received under variable life insurance policies and purchase payments received under the variable annuity contracts, it is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of the Life Companies to invest in the Fund simultaneously. Neither the Life Companies nor the Fund currently foresees any such disadvantages or conflicts, either to variable life insurance policyholders or to variable annuity contract owners. Any Life Company may notify the Fund's Board of a potential or existing conflict. The Fund's Board will then determine if a material conflict exists and what action, if any, should be taken in response. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyholders and those given by variable annuity contract owners. The Fund's Board might conclude that separate funds should be established for variable life and variable annuity separate accounts. If this happens, the affected Life Companies will bear the attendant expenses of establishing separate funds. As a result, variable life insurance policyholders and variable annuity contract owners would no longer have the economies of scale typically resulting from a larger combined fund.

The Fund offers a separate class of common stock for each portfolio. All shares of a portfolio have equal voting rights, but only shares of a particular portfolio are entitled to vote on matters concerning only that portfolio. Each of the issued and outstanding shares of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the portfolio remaining after satisfaction of outstanding liabilities. The shares of a portfolio, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights. The holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they so choose. In such event, holders of the remaining shares would not be able to elect any directors.

Only the separate accounts of the Life Companies may hold shares of the Fund and are entitled to exercise the rights directly as described above. To the extent required by law, the Life Companies will vote the Fund's shares held in the separate accounts, including Fund shares which are not attributable to policyowners, at meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding sub-accounts of the separate accounts. Except as required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund does not hold regular or special policyowner meetings. If the 1940 Act or any regulation thereunder should be amended, or if present interpretation thereof should change, and as a result it is determined that the Life Companies are permitted to vote the Fund's shares in their own right, they may elect to do so. The rights of policyowners are described in more detail in the prospectuses or disclosure documents for the policies and the annuity contracts, respectively.

INVESTMENT OBJECTIVE
-------------------------------------

The investment objective of each portfolio of the Fund is described in the portfolio's prospectus.

Shares of the portfolios are sold only to the separate accounts of WRL and to separate accounts of certain of its affiliated life insurance companies (collectively, the "separate accounts") to fund the benefits under certain variable life insurance policies (the "policies") and variable annuity contracts (the "annuity contracts").

As indicated in the prospectus, each portfolio's investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board of Directors of the Fund without approval of shareholders or holders of the policies or annuity contracts (collectively, "policyowners"). A change in the investment objective or policies of a portfolio may result in the portfolio having an investment objective or policies different from those which a policyowner deemed appropriate at the time of investment. Each portfolio is a diversified investment company.

As indicated in the prospectus, each portfolio is subject to certain fundamental policies and restrictions which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the portfolio. "Majority" for this purpose and under the 1940 Act means the lesser of (i) 67% of the outstanding voting securities represented at a meeting at which more than 50% of the outstanding voting securities of a portfolio are represented or (ii) more than 50% of the outstanding voting securities of a portfolio. A complete statement of all such fundamental policies is set forth below. State insurance laws and regulations may impose additional limitations on the Fund's investments, including the Fund's ability to borrow, lend and use options, futures and other derivative instruments. In addition, such laws and regulations may require that a portfolio's investments meet additional diversification or other requirements.

Select+ Aggressive

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the portfolio without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act.


NOTE: THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 2, 2002, SO HISTORICAL DATA IS NOT AVAILABLE.


FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES

Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors.

ADVISORY FEES


AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser for the portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the past three years as it commenced operations on December 2, 2002.


ADMINISTRATIVE SERVICES FEES


The portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. ("ATFS"), an affiliate of ATFA. It did not pay any fees for the past three years as it commenced operations on December 2, 2002.


PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.55%.

                                      ATSF
                           S+A- 1 Select+ Aggressive

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------


The portfolio did not pay any brokerage commissions for the past three years as it commenced operations on December 2, 2002.


PORTFOLIO TURNOVER RATE
-------------------------------------------


Information is not included as the portfolio commenced operations December 2, 2002.


THE SUB-ADVISER
----------------------------

Union Planters Investment Advisors, Inc. (UPIA) serves as sub-adviser to the portfolio. UPIA is located at 1 South Church Street, Suite 500, Belleville, Illinois 62220.

PORTFOLIO MANAGER:

A UPIA investment team serves as manager for this portfolio.

COMPENSATION

UPIA receives monthly compensation from ATFA at the annual rate of 0.10% of the portfolio's average daily net assets.

ADVISORY FEES

The sub-adviser did not receive any fees for the last three years as the portfolio commenced operations in 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                           S+A- 2 Select+ Aggressive

Select+ Growth & Income

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors as permitted under the 1940 Act.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTORS' FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio did not pay any fees for the year ended December 31, 2002 as it commenced operations December 2, 2002.


ADVISORY FEES


AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the past 3 years as it commenced operations on December 2, 2002.


ADMINISTRATIVE SERVICES FEES


The portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. ("ATFS"), an affiliate of ATFA. The portfolio did not pay any fees for the fiscal years ended December 31, 2001, 2000 or 1999 as it commenced operations on December 2, 2002.


PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.55%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

                                      ATSF
                        S+G&I- 1 Select+ Growth & Income

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------


The portfolio did not pay any brokerage commissions for the past three years as it commenced operations on December 2, 2002.


PORTFOLIO TURNOVER RATE
-------------------------------------------


Information is not provided as the portfolio commenced operations on December 2, 2002.


THE SUB-ADVISER
----------------------------

Union Planters Investment Advisors, Inc. (UPIA) serves as sub-adviser to the portfolio.

UPIA is located at 1 South Church Street, Suite 500, Belleville, Illinois 62220.

PORTFOLIO MANAGER:

The portfolio is managed by a UPIA investment team.

COMPENSATION:

UPIA receives monthly compensation from ATFA at the annual rate of 0.10% of the portfolio's average daily net assets.

ADVISORY FEES:

The sub-adviser did not receive any fees for the past three years, as the portfolio commenced operations in 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                        S+G&I- 2 Select+ Growth & Income

Select+ Conservative

INVESTMENT RESTRICTIONS
------------------------------------------

The portfolio may not, as a matter of fundamental policy:

1. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

2. Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this shall not prevent the portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

3. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

4. Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

5. Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of its portfolio securities.

6. Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

Furthermore, the portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees of the portfolio without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the 1933 Act or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Trustees as permitted under the 1940 Act.

FEES PAID BY PORTFOLIO
---------------------------------------

DIRECTOR'S FEES


Each portfolio pays a share of the fees and expenses for the Fund's Board of Directors. The portfolio did not pay any fees for fiscal year ended December 31, 2001 as it did not commence operations until December 2, 2002.


ADVISORY FEES


AEGON/Transamerica Fund Advisers, Inc. (ATFA) serves as investment adviser to this portfolio. ATFA is compensated for its services to the individual portfolios through advisory fees. The method of computing the Investment Advisory fee is fully described in the Fund's prospectus. The portfolio did not pay any advisory fees for the past 3 years as it commenced operations on December 2, 2002.


ADMINISTRATIVE SERVICES FEES


The portfolio pays Administrative Services fees to AEGON/Transamerica Fund Services, Inc. ("ATFS"), an affiliate of ATFA. No expenses were incurred for the period ended December 31, 2001, as the portfolio did not commence operation until December 2, 2002.


PORTFOLIO EXPENSES PAID BY
INVESTMENT ADVISER
----------------------------------------------

ATFA has voluntarily undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions, and extraordinary charges) exceed, as a percentage of the portfolio's average daily net assets, 0.55%.

BORROWING
--------------------

Subject to its investment restrictions, the portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 25% of total assets.

                                      ATSF
                          S+C- 1 Select+ Conservative

To secure borrowings, the portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

COMMISSIONS PAID BY THE PORTFOLIO
----------------------------------------------------------


The portfolio did not pay any brokerage commissions for the past three years as it commenced operations on December 2, 2002.


PORTFOLIO TURNOVER RATE
-------------------------------------------


The portfolio commenced operations on December 2, 2002, so information is not included.


THE SUB-ADVISER
----------------------------

Union Planters Investment Advisors, Inc. (UPIA) serves as sub-adviser to the portfolios.

UPIA is located at 1 South Church Street, Suite 500, Belleville, Illinois 62220.

PORTFOLIO MANAGER:

A UPIA investment team provides advisory services for this portfolio.

COMPENSATION:

UPIA receives monthly compensation from ATFA at the annual rate of 0.10% of the portfolio's average net assets.

ADVISORY FEES:

The sub-adviser did not receive any fees for the past three years, as the portfolio commenced operations in 2002.

NOTE: Complete descriptions of the portfolio specific areas included above are provided in the respective topic areas in this SAI.

                                      ATSF
                          S+C- 2 Select+ Conservative

Additional Information -- All Portfolios

STRATEGIES OF UNDERLYING PORTFOLIOS
-----------------------------------------------------------

Each portfolio is subject to the strategies and policies, and risks of the underlying portfolios in which it invests. Each underlying portfolio's performance, in turn, depends on the particular securities in which the underlying portfolio invests. These strategies and polices may include:

LENDING

Each portfolio may lend its portfolio securities subject to the restrictions stated in this Statement of Additional Information. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each portfolio must receive any dividends or interest paid by the issuer on such securities; (c) each portfolio must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each portfolio must receive either interest from the investment of collateral or a fixed fee from the borrower.

State laws and regulations may impose additional limitations on borrowings.

Securities loaned by a portfolio remain subject to fluctuations in market value. A portfolio may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a portfolio may experience delays in, or be prevented from, recovering the collateral. During the period that the portfolio seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The portfolios do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A portfolio may also incur expenses in enforcing its rights. If a portfolio has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

Some of the portfolios may also lend (or borrow) money to other funds that are managed by their respective Sub-Adviser, provided such portfolio seeks and obtains permission from the SEC.

BORROWING

Subject to its investment restrictions, each portfolio may borrow money from banks for temporary or emergency purposes or for investment purposes -- this is called "leveraging.":

- If a portfolio's asset coverage drops below 300% of borrowings for investment purposes, the portfolio may be required to sell securities within three days to reduce its debt and restore the 300% coverage, even though it may be disadvantageous to do so.

- Leveraging may exaggerate the effect on net asset value of any increase or decease in the market value of a portfolio's securities.

- Money borrowed for leveraging will be subject to interest costs. In certain cases, interest costs may exceed the return received on the securities purchased.

- A portfolio may be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fee to maintain a line of credit.

- Either of these requirements would increase the cost of borrowing over the stated interest rate.

SHORT SALES

Each portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

FOREIGN SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may purchase certain foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include:

- CURRENCY TRADING COSTS. A portfolio incurs costs in converting foreign currencies into U.S. dollars, and vice versa.

- DIFFERENT ACCOUNTING AND REPORTING PRACTICES. Foreign companies are generally subject to tax laws and to accounting, auditing and financial reporting standards, practices and requirements different from those that apply in the U.S.

- LESS INFORMATION AVAILABLE. There is generally less public information available about foreign companies.

- MORE DIFFICULT BUSINESS NEGOTIATIONS. A portfolio may find it difficult to enforce obligations in foreign countries or to negotiate favorable brokerage commission rates.

- REDUCED LIQUIDITY/INCREASED VOLATILITY. Some foreign securities are less liquid and their prices more volatile, than securities of comparable U.S. companies.

- SETTLEMENT DELAYS. Settling foreign securities may take longer than settlements in the U.S.

- HIGHER CUSTODY CHARGES. Custodianship of shares may cost more for foreign securities than it does for U.S. securities.

- ASSET VULNERABILITY. In some foreign countries, there is a risk of direct seizure or appropriation through taxation of assets of a portfolio. Certain countries may also impose limits on the removal of securities or other assets of a portfolio. Interest, dividends and capital gains on foreign securities held by a portfolio may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY. In some countries, political instability, war or diplomatic developments could affect investments.

These risks may be greater in emerging countries or in countries with limited or emerging markets, In particular, developing countries have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities. As a result, securities of issuers located in developing countries may have limited marketability and may be subject to abrupt or erratic price fluctuations.

At times, a portfolio's foreign securities may be listed on exchanges or traded in markets which are open on days (such as Saturday) when the portfolio does not compute a price or accept orders for purchase, sale or exchange of shares. As a result, the net asset value of the portfolio may be significantly affected by trading on days when policyholders cannot make transactions.

A portfolio may also purchase American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. A portfolio may also invest in American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") and other types of receipts of shares evidencing ownership of the underlying foreign security.

ADRs and ADSs are subject to some of the same risks as direct investments in foreign securities, including the currency risk discussed above. The regulatory requirements with respect to ADRs and ADSs that are issued in sponsored and unsponsored programs are generally similar but the issuers of unsponsored ADRs and ADSs are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the ADRs and ADSs.

FOREIGN EXCHANGE TRANSACTIONS. To the extent a portfolio invests directly in foreign securities, a portfolio may engage in foreign exchange transactions. The foreign currency exchange market is subject to little government regulation, and such transactions generally occur directly between parties rather than on an exchange or in an organized market. This means that a portfolio is subject to the full risk of default by a counterparty in such a transaction. Because such transactions often take place between different time zones, a portfolio may be required to complete a currency exchange transaction at a time outside of normal business hours in the counterparty's location, making prompt settlement of such transaction impossible. This exposes a portfolio to an increased risk that the counterparty will be unable to settle the transaction. Although the counterparty in such transactions is often a bank or other financial institution, currency transactions are generally not covered by insurance otherwise applicable to such institutions.

FOREIGN BANK OBLIGATIONS

A portfolio may invest in foreign bank obligations and obligations of foreign branches of domestic banks. These investments present certain risks.

RISK FACTORS

Risks include the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations.

In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract ("forward contract") is used to purchase or sell foreign currencies at a future date as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time a portfolio has exposure to foreign currencies. These contracts can also be used for other purposes, such as to gain exposure to currencies underlying various securities or financial instruments held in a portfolio. A forward contract, which is also included in the types of instruments commonly known as derivatives, is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

RISK FACTORS

Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.

Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a portfolio's limitation on investing in illiquid securities.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

A portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a portfolio engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a portfolio until it receives payment or delivery from the other party to any of the above transactions.

The portfolio will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value of purchase commitments until payment is made. Some of the segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a portfolio may earn income in securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

At the time of settlement, the market value of the security may be more or less than the purchase price. The portfolio bears the risk of such market value fluctuations. These transactions also involve a risk to a portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the portfolio is delayed or prevented from completing the transaction.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to a portfolio's investment restrictions and policies, a portfolio may enter into repurchase or reverse repurchase agreements.

In a repurchase agreement, a portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. A portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a portfolio in connection with bankruptcy proceedings), it is the policy of the portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by a portfolio's Sub-Adviser.

In a reverse repurchase agreement, a portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time.

Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for temporary or emergency purposes without necessity of selling portfolio securities or to earn additional income on portfolio securities such as U.S. Treasury bills and notes. While a reverse repurchase agreement is outstanding, the portfolio will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. Reverse repurchase agreements are considered a form of borrowing by the portfolio for purposes of the 1940 Act. A portfolio will enter into reverse repurchase agreements only with parties that the portfolio's Sub-Adviser deems creditworthy, and that have been reviewed by the Board of Directors of the Fund.

RISK FACTORS

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a portfolio to greater fluctuations in the value of its assets.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a portfolio assumes a temporary defensive position it may not be able to achieve its investment objective.

U.S. GOVERNMENT SECURITIES

Subject to a portfolio's investment restrictions or policies, a portfolio may invest in U.S. Government obligations which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Examples of the types of U.S. Government securities that the portfolio may hold include the Federal Housing Administration. Small Business Administration, General Services Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. Government securities may be supported by the full faith and credit of the U.S. Government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. Government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association ("FNMA").

NON-INVESTMENT GRADE DEBT SECURITIES

Subject to limitations set forth in a portfolio's investment policies, a portfolio may invest its assets in debt securities below the four highest grades ("lower grade debt securities" commonly referred to as "junk bonds"), as determined by Moody's Investors Service, Inc. ("Moody's") (lower than Baa) or Standard & Poor's Corporation ("S&P") (lower than BBB). Bonds and preferred stock rated "B" or "b" by Moody's are not considered investment grade debt securities. (See Appendix B for a description of debt securities ratings.)

Before investing in any lower-grade debt securities, a portfolio's Sub-Adviser will determine that such investments meet the portfolio's investment objective. Lower-grade debt securities usually have moderate to poor protection of principal and interest payments, have certain speculative characteristics, and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-grade debt securities may be thinner and less active than for investment grade debt securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for lower-grade debt securities may decline significantly in periods of general economic difficulty or rising interest rates. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

The quality limitation set forth in each portfolio's investment policies is determined immediately after the portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the portfolio's investment policies.

CONVERTIBLE SECURITIES

Subject to any investment limitations set forth in a portfolio's policies or investment restrictions, a portfolio may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS (Preferred Equity Redeemable Stock, converts into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common falls, while the cap price limits gains when the common rises.

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Additional Information -- All Portfolios (continued)

Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which a portfolio may invest are subject to the same rating criteria as the portfolio's investment in non-convertible debt securities.

INVESTMENTS IN FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in each portfolio's investment restrictions and policies:

FUTURES CONTRACTS. A portfolio may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or indices of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"). U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a portfolio will incur brokerage fees when it buys or sells futures contracts.

When a portfolio buys or sells a futures contract, it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts generally would be made to seek to hedge against potential changes in interest or currency exchange rates or the prices of a security or a securities index which might correlate with or otherwise adversely affect either the value of a portfolio's securities or the prices of securities which the portfolio is considering buying at a later date. Futures may also be used for managing a portfolio's exposure to change in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets, or in an effort to enhance income.

The buyer or seller of futures contracts is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of an FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with an FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a portfolio, the portfolio may be entitled to return of margin owed to the portfolio only in proportion to the amount received by the FCM's other customers.

If a portfolio segregates cash and liquid assets in a segregated account with a value sufficient to cover the portfolio's open futures obligations, the segregated assets would be available to the portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the portfolio's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the portfolio's return could be diminished due to the opportunity cost of foregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when a portfolio holds or is considering purchasing equity securities and seeks to
                                        6
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Additional Information -- All Portfolios (continued)

protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a portfolio might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the portfolio and thereby preventing a portfolio's net asset value from declining as much as it otherwise would have. A portfolio also could seek to protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a portfolio to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a portfolio could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the portfolio could buy equity securities on the cash market. To the extent a portfolio enters into futures contracts for this purpose, the assets segregated to cover the portfolio's obligations with respect to futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the portfolio with respect to the futures contracts.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends still may not result in a successful use of futures contracts.

Futures contracts entail risks. A portfolio's overall performance could be worse than if the portfolio had not entered into futures contracts. For example, if a portfolio has attempted to hedge against the effects of a possible decrease in prices of securities held by the portfolio and prices increase instead, the portfolio may lose part or all of the benefit of the increased value of these securities because of offsetting losses in the portfolio's futures positions. In addition, if the portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to a portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a portfolio will not match exactly the portfolio's current or potential investments. A portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the portfolio's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a portfolio's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract.
                                        7
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Additional Information -- All Portfolios (continued)

Those factors may affect securities prices differently from futures prices. Imperfect correlations between a portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the portfolio's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with longer settlement periods for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a portfolio may not be able to promptly liquidate unfavorable positions and potentially be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the portfolio's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

Each portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Such guidelines presently require that to the extent that a portfolio enters into futures contracts or options on a futures position that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the portfolio's net assets.

OPTIONS ON FUTURES CONTRACTS. A portfolio may buy and write options on futures contracts. An option on a futures contract gives the portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase and writing of options on futures contracts is similar in some respects to the purchase and writing of options on individual update page securities. See "Options on Securities". Transactions in options on futures contracts generally will be made to attempt to hedge against potential changes in interest rates or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the portfolio's securities or the process of securities which the portfolio is considering buying at a later date. A portfolio may also enter into such transactions for non-hedging purposes (e.g., modify exposure to various currency markets).

The purchase of a call option on a futures contract may or may not be less risky than ownership of the futures contract or the underlying instrument, depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument. As with the purchase of futures contracts, when a portfolio is not fully invested it may buy a call option on a futures contract to attempt to hedge against a market advance.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the
                                        8
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Additional Information -- All Portfolios (continued)

expiration of the option is below the exercise price, the portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio's holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the portfolio is considering buying. If a call or put option a portfolio has written is exercised, the portfolio will incur loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respect to the purchase of protective put options on portfolio securities. For example, a portfolio may buy a put option on a futures contract to attempt to hedge the portfolio's securities against the risk of falling prices.

The amount of risk a portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FORWARD CONTRACTS. A portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the portfolio from adverse changes in the relationship between the U.S. dollar and other currencies or to gain exposure to currencies underlying various securities or financial instruments held in a portfolio. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. A portfolio may invest in forward currency contracts with stated contract values of up to the value of the portfolio's assets.

A portfolio may exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell. A portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in or exposed to fluctuations in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge").

Additionally, when a portfolio's Sub-Adviser believes that a foreign currency in which portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward currency contract to sell an amount of that foreign currency (or a proxy currency whose performance is expected to replicate the performance of that currency) for U.S. dollars approximating the value of some or all of the portfolio securities denominated in that currency (not exceeding the value of the portfolio's assets denominated in that currency) or by participating in options or futures contracts with respect to the currency, or, when the portfolio's Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency for a fixed U.S. dollar amount ("position hedge"). This type of hedge seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the security's value relative to other securities denominated in the foreign currency.

A portfolio also may enter into a forward currency contract with respect to a currency where the portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge").

In any of the above circumstances a portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when a portfolio's Sub-Adviser believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the portfolio are denominated ("cross-hedge"). For example, if a portfolio's Sub-Adviser believes that a particular foreign currency may decline relative to the U.S. dollar, a portfolio could enter into a
                                        9
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Additional Information -- All Portfolios (continued)

contract to sell that currency or a proxy currency (up to the value of the portfolio's assets denominated in that currency) in exchange for another currency that the Sub-Adviser expects to remain stable or to appreciate relative to the U.S. dollar. Shifting a portfolio's currency exposure from one foreign currency to another removes the portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the portfolio if the portfolio's projection of future exchange rates is inaccurate.

A portfolio also may enter into forward contracts to buy or sell at a later date instruments in which a portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future.

A portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the account will be equal to the amount of the portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated assets, a portfolio may buy call options permitting the portfolio to buy the amount of foreign currency subject to the hedging transaction by a forward sale contract or the portfolio may buy put options permitting the portfolio to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event a portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unforeseen changes in currency prices may result in poorer overall performance for a portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a portfolio's foreign currency denominated portfolio securities.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedging transaction generally will not be precise. In addition, a portfolio may not always be able to enter into forward contracts at attractive prices and accordingly may be limited in its ability to use these contracts in seeking to hedge the portfolio's assets.

Also, with regard to a portfolio's use of cross-hedging transactions, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the portfolio's assets that are subject of the cross-hedging transactions are denominated.

OPTIONS ON FOREIGN CURRENCIES. A portfolio may buy put and call options and may write covered put and call options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies may be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a portfolio may buy put options on the foreign currency. If the value of the currency declines, the portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a portfolio may buy call options thereon. The purchase of such options
                                       10
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Additional Information -- All Portfolios (continued)

could offset, at least partially, the effects of the adverse movements in exchange rates. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of exchange rate movements adverse to a portfolio's option position, the portfolio could sustain losses on transactions in foreign currency options which would require that the portfolio lose a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to a portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A portfolio may write options on foreign currencies for the same types of hedging purposes. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium received, and only if exchange rates move in the expected direction. If that does not occur, the option may be exercised and the portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a portfolio is "covered" if the portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the portfolio has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, and if the difference is maintained by the portfolio in cash or high-grade liquid assets in a segregated account with the Fund's custodian.

A portfolio may also write call options on foreign currencies for cross-hedging purposes that may not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the portfolio collateralizes the option by maintaining segregated assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

A portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the portfolio is permitted to invest directly. A portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by the portfolio's Sub-Adviser for monitoring the creditworthiness of those entities. To the extent that an option bought or written by a portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the portfolio's obligations under an option written by the portfolio, as the case may be, will be subject to the portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the portfolio to effect an offsetting transaction at the time when the portfolio's Sub-Adviser believes it would be advantageous for the portfolio to do so.

OPTIONS ON SECURITIES. In an effort to reduce fluctuations in net asset value, a portfolio may write
                                       11
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Additional Information -- All Portfolios (continued)

covered put and call options and may buy put and call options and warrants on securities that are traded on United States and foreign securities exchanges and over-the-counter ("OTC"). A portfolio also may write call options that are not covered for cross-hedging purposes. A portfolio may write and buy options on the same types of securities that the portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on a portfolio's writing and buying options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by a portfolio is "covered" if the portfolio (i) maintains cash not available for investment or other liquid assets with a value equal to the exercise price in a segregated account with its custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. A call option written by a portfolio is "covered" if the portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash consideration with its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the portfolio in cash and high-grade liquid assets in a segregated account with its custodian.

A portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating with its custodian cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio's Adviser believes that writing the option would achieve the desired hedge.

If a put or call option written by a portfolio was exercised, the portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a
                                       12
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Additional Information -- All Portfolios (continued)

closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit a portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both or, in the case of a written put option, will permit a portfolio to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other portfolio investments. If a portfolio desires to sell a particular security on which the portfolio has written a call option, the portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

A portfolio may realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; a portfolio may realize a loss from a closing transaction if the price of the purchase transaction is less than the premium paid to buy the option. Because increases in the market of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the portfolio.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a portfolio would have to exercise the options in order to realize any profit. If a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the portfolio delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options,
(ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A portfolio may write options in connection with buy-and-write transactions; that is, a portfolio may buy a security and then write a call option against that security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.
                                       13
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Additional Information -- All Portfolios (continued)

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the portfolio may elect to close the position or take delivery of the security at the exercise price and a portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A portfolio may buy put options to attempt to hedge against a decline in the value of its securities. By using put options in this way, a portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A portfolio may buy call options to attempt to hedge against an increase in the price of securities that the portfolio may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the portfolio.

In purchasing an option, a portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option brought by a portfolio were permitted to expire without being sold or exercised, the portfolio would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

INTEREST RATE SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of a portfolio's investments from interest rate or currency exchange rate fluctuations, a portfolio may enter into interest rate swaps, and may buy or sell interest rate caps and floors. A portfolio expects to enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A portfolio also may enter into these transactions to attempt to protect against any increase in the price of securities the portfolio may consider buying at a later date. A portfolio does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

Swap and swap-related products are specialized OTC instruments and their use involves risks specific to the markets in which they are entered into. A portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value of at least equal to the accrued excess will be segregated with the Fund's custodian. If a portfolio enters into an interest rate swap on other than a net basis, the portfolio would segregate assets in the full amount accrued on a daily basis of the portfolio's obligations with respect to the swap. A portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto

                                       14
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Additional Information -- All Portfolios (continued)

is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A portfolio's Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation as determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a portfolio sells (i.e., writes) caps and floors, it will segregate with the custodian cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the portfolio's obligations with respect to any caps or floors.

Interest rate swap transactions are subject to limitations set forth in each portfolio's policies. These transactions may in some instances involve the delivery of securities or other underlying assets by a portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a portfolio would risk the loss of the net amount of the payments that the portfolio contractually is entitled to receive. A portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above.

In addition to the instruments, strategies and risks described in this Statement of Additional Information and in the Prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts, and other hedging techniques, that become available as each portfolio's adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new instruments and techniques are developed. A Sub-Adviser may use these opportunities to the extent they are consistent with each portfolio's respective investment objective and are permitted by each portfolio's respective investment limitations and applicable regulatory requirements.

SUPRANATIONAL AGENCIES. A portfolio may invest up to 25% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

INDEX OPTIONS. In seeking to hedge all or a portion of its investments, a portfolio may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the portfolios. The portfolios with such option writing authority may write only covered options. A portfolio may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A portfolio may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on
                                       15
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Additional Information -- All Portfolios (continued)

a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the CFTC, as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a portfolio realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a portfolio of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a portfolio to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a portfolio will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a portfolio engage in such a transaction.

WEBS AND OTHER INDEX-RELATED SECURITIES. A portfolio may invest in shares in an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The portfolios also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A portfolio may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A portfolio investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, securities indices, and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the portfolios invest. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such
                                       16
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Additional Information -- All Portfolios (continued)

strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or OTC instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a portfolio as the possible loss of the entire premium paid for an option bought by the portfolio, the inability of the portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a portfolio will be able to use those instruments effectively for the purposes set forth above.

In connection with certain of its hedging transactions, assets must be segregated with the Fund's custodian bank to ensure that the portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the portfolio's assets could impede implementation of the portfolio's investment policies or the portfolio's ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges are available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented

                                       17
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Additional Information -- All Portfolios (continued)

by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to any limitations set forth in the policies and investment restrictions for a portfolio, a portfolio may invest in zero coupon, pay-in-kind or step coupon securities. Zero coupon and step coupon bonds are issued and traded at a discount from their face amounts. They do not entitle the holder to any periodic payment of interest prior to maturity or prior to a specified date when the securities begin paying current interest. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities may pay all or a portion of their interest or dividends in the form of additional securities. Because they do not pay current income, the price of pay-in-kind securities can be very volatile when interest rates change.

Current Federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code, each portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A portfolio might obtain such cash from selling other portfolio holdings. These actions are likely to reduce the assets to which a portfolio's expenses could be allocated and to reduce the rate of return for the portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the portfolio to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

WARRANTS AND RIGHTS

Subject to its investment limitations, a portfolio may invest in warrants and rights. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the
                                       18
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Additional Information -- All Portfolios (continued)

warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to the expiration date.

MORTGAGE-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not.

Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the portfolio. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate which will shorten these securities weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.

The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

ASSET-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. A portfolio will invest its assets in asset-backed securities subject to any limitations set forth in its investment policies or restrictions.

PASS-THROUGH SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest its net assets in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed
                                       19
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Additional Information -- All Portfolios (continued)

through to purchasers, such as the portfolio. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. Government.

FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. Government.

OTHER INCOME PRODUCING SECURITIES

Subject to each portfolio's investment restrictions and policies, other types of income producing securities that a portfolio may purchase include, but are not limited to, the following types of securities:

VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

STANDBY COMMITMENTS. These instruments, which are similar to a put, give a portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the portfolio at a specified price.

TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

INVERSE FLOATERS. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. A portfolio will not invest more than 5% of its assets in inverse floaters.

A portfolio will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of its portfolio. (See Appendix A regarding income producing securities in which a portfolio may invest.)

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, a portfolio may invest a certain percentage of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

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Additional Information -- All Portfolios (continued)

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The portfolio may be restricted in its ability to sell such securities at a time when a portfolio's Sub-Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a portfolio may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

OTHER INVESTMENT COMPANIES

A portfolio may invest in securities of other investment companies, subject to the provisions of Section 12 (d) (1) of the 1940 Act. The 1940 Act also provides that a portfolio generally may not invest (i) more than 5% of its total assets in the securities of any one investment company or (ii) in more than 3% of the voting securities of any other investment company. A portfolio will indirectly bear its proportionate share of any investment advisory fees and expenses paid by the funds in which it invests, in addition to the investment advisory fee and expenses paid by the portfolio.

BANK AND THRIFT OBLIGATIONS

Bank and thrift obligations in which a portfolio may invest are limited to dollar-denominated certificates of deposit, time deposits and bankers' acceptances issued by bank or thrift institutions. Certificates of deposit are short-term, unsecured, negotiable obligations of commercial banks and thrift institutions. Time deposits are non-negotiable deposits maintained in bank or thrift institutions for specified periods of time at stated interest rates. Bankers' acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.

Bank and thrift obligations in which the portfolio invests may be, but are not required to be, issued by institutions that are insured by the Federal Deposit Insurance Corporation (the "FDIC"). Bank and thrift institutions organized under Federal law are supervised and examined by Federal authorities and are required to be insured by the FDIC. Institutions organized under state law are supervised and examined by state banking authorities but are insured by the FDIC only if they so elect. State institutions insured by the FDIC are subject to Federal examination and to a substantial body of Federal law regulation. As a result of Federal and state laws and regulations, Federally insured bank and thrift institutions are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks and of United Kingdom branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and United Kingdom branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. Certificates of deposit issued by wholly-owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.
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Additional Information -- All Portfolios (continued)

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed by that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

A portfolio may purchase obligations, or all or a portion of a package of obligations, of smaller institutions that are Federally insured, provided the obligation of any single institution does not exceed the Federal insurance coverage of the obligation, presently $100,000.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

RISK FACTORS

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject a portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for damages resulting from, environmental problems, casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk. (See "Debt Securities and Fixed-Income Investing" below.

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Additional Information -- All Portfolios (continued)

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between a portfolio and the issuer, they are not normally traded.

Although no active secondary market may exist for these notes, a portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party.

RISK FACTORS

In the event an issuer of a variable rate master demand note defaulted on its payment obligations, a portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

DEBT SECURITIES AND FIXED-INCOME INVESTING

Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. Government, its agencies and instrumentalities; or foreign governments; asset-backed securities; CMOs; zero coupon bonds; floating rate, inverse floating rate and index obligations; "strips"; pay-in-kind and step securities.

Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change. For instance, bonds paying interest at a specified rate that does not change are fixed-income securities. When a debt security is purchased, the portfolio owns "debt" and becomes a creditor to the company or government.

Fixed-income securities generally include short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, or preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period of time. A portfolio may vary the average maturity of its portfolio of debt securities based on the adviser's analysis of interest rate trends and factors.

Bonds rated Baa by Moody's or BBB by S&P are considered medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payment prospects and principal security for such bonds appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. (See Appendix B for a description of debt securities ratings.)

RISK FACTORS

Investments in debt securities are generally subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of debt securities, whereas a decline in interest rates will tend to increase their value.

Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. A portfolio's share price and yield will also depend, in part, on the quality of its investments in debt securities.

Such securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the portfolio's share price will depend upon the extent of the portfolio's investment in such securities.

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk bonds") are debt securities rated below investment grade by the primary rating agencies (such as S&P and Moody's). (See Appendix B for a description of debt securities rating.)

RISK FACTORS

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower rated securities. Issuers of high-yield

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Additional Information -- All Portfolios (continued)

securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investment.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

In the event of a default, a portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as higher quality securities.

TRADE CLAIMS

Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. Trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

RISK FACTORS

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by Federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

BRADY BONDS

Subject to its investment policies and restrictions, a portfolio may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal

                                       24
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Additional Information -- All Portfolios (continued)

are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. Generally, CMOs are issued or guaranteed by the U.S. government or its agencies or instrumentalities or maybe collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Certain CMOs in which a portfolio may invest are not guaranteed by the U.S. government or its agencies or instrumentalities.

DOLLAR ROLL TRANSACTIONS

A portfolio may enter into "dollar roll" transactions, which consist of the sale by the portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a portfolio agrees to buy a security on a future date.

A portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions.

Dollar rolls are treated for purposes of the 1940 Act as borrowings of a portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a portfolio. For example, while a portfolio receives a fee as consideration for agreeing to repurchase the security, the portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a portfolio, thereby effectively charging the portfolio interest on its borrowing. Further, although a portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the portfolio's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a portfolio is able to purchase them. Similarly, the portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a portfolio, the security that the portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

EXCHANGE TRADED FUNDS (ETFS)

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.
                                       25
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Additional Information -- All Portfolios (continued)

HYBRID INSTRUMENTS


Subject to its investment restrictions and strategies, a portfolio may invest in hybrid instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero.


INDEXED SECURITIES

A portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

INTEREST RATE TRANSACTIONS

Subject to its investment restrictions and strategies, a portfolio may enter into interest rate swaps and the purchase or sale of related caps and floors. A portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date. A portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the portfolio may be obligated to pay. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

A portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the investment advisers to the portfolios and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.

                                       26
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Additional Information -- All Portfolios (continued)

MUNICIPAL FIXED-INCOME SECURITIES

Subject to its investment restrictions and strategies, a portfolio may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.

Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

A portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the portfolio's investment adviser would consider such events in determining whether the portfolio should continue to hold it.

The ability of the portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the portfolio.

From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the portfolio.

NON-MORTGAGE ASSET-BACKED SECURITIES

Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

The purchase of non-mortgage asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of
                                       27
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Additional Information -- All Portfolios (continued)

the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

PASSIVE FOREIGN INVESTMENT COMPANIES

A Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolio held its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Portfolio intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolio will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

PREFERRED STOCKS

A portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities.

LOAN PARTICIPATIONS

Certain portfolios may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the portfolio intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the portfolio has direct recourse against the corporate borrower, the portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the portfolio were determined to be subject to the claims of the agent bank's general creditors, the portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the portfolio does not receive scheduled interest or principal payments on such indebtedness, the portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the portfolio bears a substantial risk of losing the entire amount invested.

The portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limits, the portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the portfolio and the corporate borrower, if the participation does not shift to the portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what a sub-adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the portfolio currently intend to treat indebtedness for which there is no readily available markets as illiquid for purposes of the portfolio's limitation or illiquid investments. Investments in loan participations are considered to debt obligations for purposes of the portfolio's investment restrictions relating to the lending of funds or assets by the portfolio.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the portfolio. For example, if a loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the portfolio relies on the sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the portfolio.

CREDIT DEFAULT SWAPS

Certain portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the portfolio would keep the stream of payments and would have no payment obligations. As the seller, the portfolio would be subject to investment exposure on the notional amount of the swap.

The portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk -- that the seller may fail to satisfy its payment obligations to the portfolio in the event of a default.

EVENT-LINKED BONDS

Certain portfolios may invest up to 5% of its net assets in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

MANAGEMENT OF THE FUND
DIRECTORS AND OFFICERS
-------------------------------------------

The Fund is governed by a Board of Directors. Subject to the supervision of the Board of Directors, the assets of each portfolio are managed by an investment adviser and sub-advisers, and by portfolio managers. The Board of Directors is responsible for managing the business and affairs of the Fund and oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-adviser. Information about the Directors and officers of the Fund is as follows:

                                             TERM OF
                                              OFFICE                                     NUMBER OF
                                               AND                                     PORTFOLIOS IN
                                POSITION(S)   LENGTH                                      COMPLEX
                                 HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS              FUND*      SERVED        DURING PAST 5 YEARS          DIRECTOR       HELD BY DIRECTOR
---------------------           -----------  --------  ------------------------------  -------------   -------------------
--------------------------------------------------------------------------------------------------------------------------
                                                   Interested Directors
--------------------------------------------------------------------------------------------------------------------------
**John R. Kenney                Chairman,    From      Chairman, Director & Co-CEO of        99        N/A
  570 Carillon Parkway          Director     1986 to   Great Companies, L.L.C.;
  St. Petersburg, FL                         present   Chairman of Western Reserve
  33716                                                Life Assurance Co. of Ohio
  (DOB 2/8/38)                                         (1996- present); Trustee &
                                                       Chairman of IDEX Mutual Funds
                                                       (investment company) St.
                                                       Petersburg, FL.
**Larry Norman                  Director     From      Executive Vice President,             99        N/A
  4333 Edgewood Road NE                      2002 to   Chief Operating Officer of
  Cedar Rapids, Iowa 52499                   present   AEGON USA (Cedar Rapids, IA);
  (DOB 1/8/53)                                         Trustee of IDEX Mutual Funds,
                                                       St. Petersburg, Fl.
--------------------------------------------------------------------------------------------------------------------------
                                                  Independent Directors
--------------------------------------------------------------------------------------------------------------------------
Peter R. Brown                  Vice         From      Chairman of the Board, Peter         100        N/A
  11180 6th Street East         Chairman,    1986 to   Brown Construction Company
  Treasure Island, FL 33708     Director     present   (construction contractors and
  (DOB 5/10/28)                                        engineers), Largo, FL (1963-
                                                       2000); Vice Chairman of IDEX
                                                       Mutual Funds; Rear Admiral
                                                       (Ret.) U.S. Navy Reserve,
                                                       Civil Engineer Corps.
Charles C. Harris               Director     From      Trustee of IDEX Mutual Funds          99        N/A
  35 Winston Drive                           1986 -    (March 1994 - present)
  Clearwater, FL 33756                       present
  (DOB 1/15/30)
Russell A. Kimball, Jr.         Director     From      General Manager, Sheraton             99        N/A
  1160 Gulf Boulevard                        1986 to   Sand Key Resort (resort
  Clearwater Beach, FL 34630                 present   hotel),
  (DOB 8/17/44)                                        Clearwater Beach, FL (1975 -
                                                       present) Trustee - IDEX Mutual
                                                       Funds (March, 2002).
William W. Short, Jr.           Director     From      Trustee of IDEX Mutual Funds;         99        N/A
  12420 73rd Court                           2000 to   President & majority
  Largo, FL 33773                            present   shareholder of Shorts, Inc.
  (DOB 2/25/36)                                        (men's retail apparel);
                                                       Chairman of Southern Apparel
                                                       Corporation, S.A.S. Apparel
                                                       Corporation and S.A..C.
                                                       Distributors (nationwide
                                                       wholesale apparel
                                                       distributors), Largo, FL.
Daniel Calabria                 Director     From      Trustee, IDEX Mutual Funds            99        N/A
  7068 S. Shore Drive S.                     June,     (1996 - present); Trustee
  South Pasadena, FL 33707                   2001 to   (1993 - present) of the
  (DOB 3/05/36)                              present   Florida Tax Free Funds (mutual
                                                       funds).

                                             TERM OF
                                              OFFICE                                     NUMBER OF
                                               AND                                     PORTFOLIOS IN
                                POSITION(S)   LENGTH                                      COMPLEX
                                 HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)       OVERSEEN BY    OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS              FUND*      SERVED        DURING PAST 5 YEARS          DIRECTOR       HELD BY DIRECTOR
---------------------           -----------  --------  ------------------------------  -------------   -------------------
Janice B. Case                  Director     From      Trustee, IDEX Mutual Funds            99        N/A
  205 Palm Island NW                         June,     (March, 2002 - present);
  Clearwater, Florida 33767                  2001 to   Senior Vice President (1996 -
  (DOB 9/27/52)                              present   2000), Florida Power
                                                       Corporation, St. Petersburg,
                                                       FL.
Leo J. Hill                     Director     From      Trustee - IDEX Mutual Funds           99        N/A
  2101 N. Main St.                           June,     (March 2002 - present); Owner,
  Gainesville, Florida 32609                 2001 -    Prestige Lincoln-Mercury (2001
  (DOB         )                             present   - present); Market President
                                                       (1997-1998), National Bank;
                                                       President & CEO (1994-1997),
                                                       Barnett Bank of the Treasure
                                                       Coast, Florida.

---------------

  * Each Director holds office for an indefinite term until the earlier of (1) the next meeting of shareholders at which Directors are elected and until his or her successor is elected and qualified, or (2) a Director resigns or his or her term as a Director is terminated in accordance with the applicable Company's by-laws. The executive officers are elected and appointed by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

 ** May be deemed as "interested person" of the Fund as defined in the 1940 Act due to employment with an affiliate of ATFA.

COMMITTEES OF THE BOARD

The Fund has a standing Audit Committee consisting of the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) ("Independent Directors"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Fund's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two meetings during the fiscal year ended December 31, 2001. The Audit Committee members include Peter R. Brown, Chairman, Russell A. Kimball, Jr., Charles C. Harris, William W. Short, Jr. and Leo J. Hill.

The Fund has a Nominating Committee consisting of: Peter R. Brown, Chairman, Russell A. Kimball, Jr., Charles C. Harris, William W. Short, Jr. and Daniel Calabria. The Fund's Compensation Committee consists of all of the independent Directors (namely, Peter R. Brown, William W. Short, Jr., Daniel Calabria, Janice B. Case, Charles C. Harris, Russell A. Kimball, Jr. and Leo J. Hill). The Nominating Committee's function is to nominate and evaluate independent Director candidates. The Compensation Committee reviews the compensation arrangement for each of the Directors. The Nominating Committee will not consider nominees recommended by Policyowners. The Nominating Committee met 3 times and the Compensation Committee met 1 time during the fiscal year ended December 31, 2001.

The Fund has a Valuation Committee consisting of John R. Kenney, and such other officers of the Fund and the Investment Adviser, each of whom shall serve at the pleasure of the Board of Directors as members of the Valuation Committee. This committee determines the value of any of the Fund's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The committee met 12 times in 2001.

The Fund also has an Executive Committee, whose members include John R. Kenney, Larry Norman and Peter R. Brown. The Executive Committee may perform all of the functions which may be performed by the Board of Directors, except as set forth in the Articles Fund's By-Laws, or as prohibited by applicable. The committee did not meet in 2001.

DIRECTOR OWNERSHIP OF EQUITY SECURITIES

The Directors of the Fund did not beneficially own shares of any Portfolio of the Fund, except as set forth in the following table:

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                                EQUITY SECURITIES IN ALL
                                                                                  REGISTERED INVESTMENT
                                                       DOLLAR RANGE OF EQUITY     COMPANIES OVERSEEN BY
                                                         SECURITIES IN THE        DIRECTOR IN FAMILY OF
NAME OF DIRECTOR                                            PORTFOLIOS*           INVESTMENT COMPANIES
----------------                                       ----------------------   -------------------------
Peter R. Bown........................................        N/A                   $50,001 - $100,000
Charles C. Harris....................................        N/A                                  -0-
Russell A. Kimbell, Jr...............................        N/A                        Over $100,000
William W. Short, Jr.................................        N/A                        Over $100,000
Daniel Calabria......................................        N/A                         $1 - $10,000
Janice B. Case.......................................        N/A                                  -0-
John R. Kenney**.....................................        N/A                        Over $100,000
Leo Hill.............................................        N/A                    $10,000 - $50,000
Larry Norman**.......................................        N/A                                  -0-

---------------
 * As of December 31, 2001.
** Interested Directors as defined in the 1940 Act due to employment with an ATFA affiliate.

CONFLICTS OF INTEREST

The following table sets forth information about securities owned beneficially or of record by each Independent Director or members of his or her immediate family representing interests in the Investment Adviser, Sub-Advisers or Distributor of the Fund, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Director's spouse, children residing in the Director's household and dependents of the Director.

(1)                            (2)             (3)          (4)                (5)              (6)
----------------------  ------------------   -------   --------------   ------------------   ----------
                             NAME OF
                            OWNERS AND
                          RELATIONSHIPS                                      VALUE OF        PERCENT OF
NAME OF DIRECTOR           TO DIRECTOR       COMPANY   TITLE OF CLASS      SECURITIES*         CLASS
----------------        ------------------   -------   --------------   ------------------   ----------
Peter R. Brown            Marina D. Brown,   IDEX**              A       $10,001 - $50,000           0
                                    Spouse
Charles C. Harris                      N/A     N/A             N/A                     N/A         N/A
Russell A. Kimball,
  Jr.                   Martha A. Kimball,   IDEX**              A      $50,001 - $100,000           0
                                    Spouse
William W. Short, Jr.      Joyce J. Short,   IDEX**              A           Over $100,000           0
                                    Spouse
Daniel Calabria                        N/A   IDEX**            N/A            $1 - $10,000           0
Janice B. Case                         N/A     N/A             N/A                     N/A         N/A
Leo J. Hill                            N/A     N/A             N/A                     N/A         N/A

---------------

 * As of December 31, 2001.

** IDEX Mutual Funds is an affiliate of ATFA and AFSG Securities Corporation.

THE FUND'S OFFICERS

The Fund's principal officers, their ages and principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 570 Carillon Parkway, St. Petersburg, Florida 33716. No officer of the Fund receives any compensation paid by the Fund.

                          POSITION(S) HELD WITH     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) OR EMPLOYMENT
NAME, AGE AND ADDRESS             FUND             LENGTH OF TIME SERVED            DURING PAST 5 YEARS
---------------------   -------------------------  ---------------------   -------------------------------------
Brian Scott             President & Chief          January, 2002-present   President & Chief Executive Officer
  (DOB 1/19/44)         Executive Officer                                  of IDEX Mutual Funds (2002-present);
                                                                           President of Endeavor Management Co.
                                                                           from June, 2001 to December 2001;
                                                                           President since June, 2001, Director
                                                                           and Chief Executive Officer since
                                                                           December, 2001 of AEGON/Transamerica
                                                                           Fund Advisers, Inc.; Director,
                                                                           President and Chief Executive Officer
                                                                           of Idex Management,
                                                                           Inc.(2001-present); Director, Idex
                                                                           Investor Services, Inc. (January,
                                                                           2002-present); Director, President &
                                                                           Chief Operating Officer of
                                                                           AEGON/Transamerica Fund Services,
                                                                           Inc. (January 2002-present); from
                                                                           June, 1992 to June, 2001, Chief
                                                                           Marketing Officer of the Financial
                                                                           Markets Division of AEGON Group.

John K. Carter          General Counsel, Vice      1999-present            General Counsel, Vice President &
  (DOB 4/24/61)         President & Secretary                              Secretary of IDEX Mutual Funds,
                                                                           AEGON/Transamerica Series Fund, Inc.,
                                                                           Idex Investor Services, Inc.;
                                                                           AEGON/Transamerica Fund Advisers,
                                                                           Inc. (1999-present); General Counsel,
                                                                           Vice President, Compliance Officer
                                                                           and Secretary of Idex Management,
                                                                           Inc. (2000-present); Vice President &
                                                                           Counsel (June, 2000-present) Western
                                                                           Reserve Life Assurance Co. of Ohio;
                                                                           Vice President & Counsel (March
                                                                           1997-May, 1999) of Salomon Smith
                                                                           Barney; Assistant Vice President,
                                                                           Associate Corporate Counsel and Trust
                                                                           Officer (September 1993-1997) of
                                                                           Franklin Templeton Mutual Funds.

                          POSITION(S) HELD WITH     TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S) OR EMPLOYMENT
NAME, AGE AND ADDRESS             FUND             LENGTH OF TIME SERVED            DURING PAST 5 YEARS
---------------------   -------------------------  ---------------------   -------------------------------------
Thomas R. Moriarty      Executive Vice President,  2001-present            Executive Vice President, AEGON/
  (DOB 5/3/51)          Treasurer & Principal                              IDEX; Executive Vice President,
                        Financial Officer                                  AEGON/Transamerica Fund Advisers,
                                                                           Inc.; Chairman (November,
                                                                           1999-present), President and CEO
                                                                           (April, 1999-present) and Senior Vice
                                                                           President (June, 1991-April, 1999),
                                                                           InterSecurities (broker-dealer/
                                                                           underwriter); Senior Vice President
                                                                           (September, 2000-present) and Vice
                                                                           President (April, 1993-September,
                                                                           2000), Western Reserve Life Assurance
                                                                           Co. of Ohio; Director (April,
                                                                           1994-present), President and CEO
                                                                           (November, 1999-present) and Senior
                                                                           Vice President (June, 1991-November,
                                                                           1999), Idex Investor Services, Inc.
                                                                           (transfer agent); Director (June,
                                                                           1998-present), President and CEO
                                                                           (November, 1999-present) and Vice
                                                                           President (November, 1990-November,
                                                                           1999), Idex Management, Inc.
                                                                           (investment adviser); Vice President
                                                                           (December, 1999-present), AFSG
                                                                           Securities Corp. (underwriter).
William T. Davis        Vice President,            2001-present            Vice President Western Reserve Life
  (DOB 10/24/51)        Investment Manager                                 Assurance Co. of Ohio
                        Oversight & Relations
Christopher Roetzer     Vice President &           2001-present            Vice President and Principal
  (DOB 1/11/63)         Principal Accounting                               Accounting Officer, IDEX; Vice
                        Officer                                            President, ATFS; Vice President
                                                                           (December 2000-present), AFSG
                                                                           Securities Corp. (underwriter); Vice
                                                                           President, Fund Financial Reporting
                                                                           and Control (October, 1996-present),
                                                                           and Assistant Vice President (May,
                                                                           1988-October, 1996), Idex Investor
                                                                           Services, Inc. (transfer agent); Vice
                                                                           President (April, 2000-present) and
                                                                           Assistant Vice President (November,
                                                                           1990-April, 2000), Idex Management,
                                                                           Inc. (investment adviser); Assistant
                                                                           Vice President (May, 1998- present),
                                                                           InterSecurities, Inc. (broker-dealer/
                                                                           underwriter).

                                         COMPENSATION TABLE
                                              PENSION OR                                 TOTAL
                                              RETIREMENT                             COMPENSATION
                           AGGREGATE       BENEFITS ACCRUED    ESTIMATED ANNUAL      FROM FUND AND
   NAME OF PERSON,       COMPENSATION       AS PART OF FUND      BENEFITS UPON       FUND COMPLEX
      POSITION           FROM FUND(1)         EXPENSES(2)         RETIREMENT      PAID TO DIRECTOR(3)
 Peter R. Brown,
 Vice Chairman            $ 96,464.00                 --                 N/A          $92,500.00
 Daniel Calabria,
 Director                 $ 55,157.00         $28,500.00                 N/A          $70,000.00
 Charles Harris,
 Director                 $ 52,580.00         $ 8,600.00                 N/A          $89,500.00
 William W. Short,
 Director                 $ 46,000.00                 --                 N/A          $92,500.00
 Janice B. Case,
 Director                 $ 28,500.00                 --                 N/A          $28,500.00
 Russell A.
 Kimball, Jr.,
 Director                 $124,824.00         $43,000.00                 N/A          $43,000.00
 Leo Hill,
 Director                 $ 42,052.00         $14,250.00                 N/A          $28,500.00

(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating directors for the year ended December 31, 2001 were as follows: Peter Brown $49,464; Daniel Calabria $26,657; Charles Harris $9,580; William Short $0; Janice Case $0; Russell Kimball $81,824; and Leo Hill $13,552.
(2) The plan became effective January 1, 1996.
(3) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to directors who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund, or IDEX Mutual Funds to a disinterested Director or Trustee on a current basis for services rendered as director. Deferred compensation amounts will accumulate based on the value of Class A shares of a portfolio of IDEX Mutual Funds (without imposition of sales charge), as elected by the Director. As of April 1, 2002, the Directors and officers of the Fund beneficially owned in the aggregate less than 1% of the Fund's shares through ownership of policies and annuity contracts indirectly invested in the Fund. The Board of Directors has established an Audit Committee consisting of Messrs. Brown, Harris and Kimball.

CODE OF ETHICS


The Fund, ATFA, and AFSG Securities have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. See page 40.


THE INVESTMENT ADVISER

The information that follows supplements the information provided about the Investment Adviser under the caption "Management of the Fund -- Investment Adviser" in the Prospectus.

ATFA, located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as the investment adviser to each portfolio of the Fund pursuant to an Investment Advisory Agreement dated January 1, 1997, as amended, with the Fund. The Investment Adviser is a direct, wholly-owned subsidiary of WRL, which is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company, which is wholly-owned by

AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation, which is a publicly traded international insurance group.

The Investment Advisory Agreement was approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 and by the shareholders of each portfolio of the Fund on December 16, 1996 (portfolios that commenced operations prior to that date) (and on the date of commencement of operations of each portfolio subsequent to that date). The Investment Advisory Agreement provides that it will continue in effect from year to year thereafter, if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The Investment Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of each portfolio and terminates automatically in the event of its assignment (within the meaning of the 1940 Act).

While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

PAYMENT OF EXPENSES. Under the terms of the Investment Advisory Agreement, the Investment Adviser is responsible for providing investment advisory services and furnishing office space for officers and employees of the Investment Adviser connected with investment management of the portfolios.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The Board, including a majority of the directors who are not parties to such agreements or interested persons of any such party (as defined in the Investment Company Act of 1940) (the "Independent Directors"), considered whether to approve the Fund's investment advisory and sub-advisory agreements, with the assistance of independent counsel to the Independent Directors. The Board considered the advisory fee structure of each of the portfolios in light of a variety of factors, including (a) the nature and quality of services provided to the Fund, its portfolios, and their respective shareholders; (b) the investment adviser's costs in providing those services; (c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser's (or sub-adviser's) relationship with the Fund.

As part of its consideration of the quality of services provided to the Fund, portfolios and shareholders by the adviser and sub-advisers, the Board reviewed the relative performance of each of the portfolios. The Board also reviewed the adviser's profitability with respect to each portfolio and on an aggregate basis, and the Board, including a majority of the independent directors, considered the adviser's profits to be reasonable in relation to the nature, quality, and costs of the adviser's services.

As part of its consideration of economics of scale and advisory fees, the Board also considered the expense ratios of the Funds and the costs incurred by the adviser as a result of any voluntary expense limitations the adviser has imposed. In comparing the expense ratio of each of the Funds to other mutual funds, the Board, including a majority of the Independent Directors, took into account that the expense ratios compared favorably to those of other funds.

EACH PORTFOLIO PAYS: all expenses incurred in connection with the formation and organization of a portfolio, including the preparation (and filing, when necessary) of the portfolio's contracts, plans, and documents, conducting meetings of organizers, directors and shareholders; preparing and filing the post-effective amendment to the Fund's registration statement effecting registration of a portfolio and its shares under the 1940 Act and the 1933 Act and all other matters relating to the information and organization of a portfolio and the preparation for offering its shares; expenses in connection with ongoing registration or qualification requirements under Federal and state securities laws; investment advisory fees; pricing costs (including the daily calculations of net asset value); brokerage commissions and all other expenses in connection with execution of portfolio transactions, including interest; all Federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; any compensation, fees, or reimbursements which the Fund pays to its Directors who are not "interested persons," as that phrase is defined in the 1940 Act, of the Fund or AEGON/ Transamerica Advisers; compensation of the Fund's custodian, administrative and transfer agent, registrar and dividend disbursing agent; legal, accounting and printing expenses; other administrative, clerical, recordkeeping and bookkeeping expenses; auditing fees; certain insurance premiums; services for shareholders (including allocable telephone and personnel expenses); costs of certificates and the expenses of delivering such certificates to the purchaser of shares relating thereto; expenses of local representation in Maryland; fees and/or expenses payable pursuant to any plan of distribution adopted with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act; expenses of shareholders' meetings and of preparing, printing, and distributing notices, proxy statements and reports to shareholders; expenses of preparing and filing reports with Federal and state regulatory authorities; all costs and expenses, including fees and disbursements, of counsel and auditors, filing and renewal fees and printing costs in connection with the filing of any required amendments, supplements or renewals of registration statement, qualifications or prospectuses under the 1933 Act and the securities laws of any states or territories, subsequent to the effectiveness of the initial registration statement under the 1933 Act; all costs involved in preparing and printing prospectuses of the Fund; extraordinary expenses; and all other expenses properly payable by the Fund or the portfolios.

REIMBURSEMENT AGREEMENT. Effective May 1, 2000, as amended, the Investment Adviser entered into an agreement with the Fund on behalf of, and pursuant to which, the Investment Adviser will be reimbursed for operating expenses paid on behalf of a portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement had an initial term through April 30, 2002, and automatically renews for one-year terms unless terminated by a 30 day written notice to the Fund.

SERVICE AGREEMENT. Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement ("Services Agreement") ATFS, an affiliate of ATFA and Western Reserve, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. The Service Agreement was approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996. Under this Agreement, ATFS shall furnish to each portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. AEGON/Transamerica Services is reimbursed by the Fund monthly on a cost incurred basis.

DISTRIBUTION AGREEMENT. Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act, as amended. Pursuant to the Distribution Plan, the Fund entered into a Distribution Agreement with AFSG located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494. The Distribution Plan and related Agreement were approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 as amended by the Board March 29, 1999, and the Distribution Plan was approved by the shareholders of each portfolio of the Fund on December 16, 1996 (by all portfolios that had commenced operations on that date). AFSG is an affiliate of the Investment Adviser.

Under the Distribution Plan and Distribution Agreement, the Fund, on behalf of the portfolios, will reimburse AFSG after each calendar month for certain Fund distribution expenses incurred or paid by AFSG, provided that these expenses in the aggregate do not exceed 0.15%, on an annual basis, of the average daily net asset value of shares of each portfolio.

Distribution expenses for which AFSG may be reimbursed under the Distribution Plan and Distribution Agreement include, but are not limited to, expenses of printing and distributing the Fund's prospectus and statement of additional information to potential investors; developing and preparing Fund advertisements; sales literature and other promotional materials; holding seminars and sales meetings designed to promote distribution of Fund shares; the development of consumer-oriented sales materials describing and/or relating to the Fund; and expenses attributable to "distribution-related services" provided to the Fund, which include such things as salaries and benefits, office expenses, equipment expenses, training costs, travel costs, printing costs, supply expenses, computer programming time, and data center expenses, each as they relate to the promotion of the sale of Fund shares.

AFSG submits to the Directors of the Fund for approval annual distribution budgets and quarterly reports of distribution expenses with respect to each portfolio. AFSG allocates to each portfolio distribution expenses specifically attributable to the distribution of shares of such portfolio. Distribution expenses not specifically attributable to the distribution of shares of a particular portfolio are allocated among the portfolios, based upon the ratio of net asset value of each portfolio to the net asset value of all portfolios, or such other factors as AFSG deems fair and are approved by the Fund's Board of Directors.

BROKERAGE ENHANCEMENT PLAN. The Board of Directors of the Fund, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, have voted pursuant to the substantive provisions of Rule 12b-1 under the 1940 Act to adopt, and shareholders approved at a Special Shareholders Meeting on May 29, 2001, a Brokerage Enhancement Plan for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Under the Plan, the Fund is using recaptured commissions to pay for distribution expenses. However, under the Plan, except for recaptured commissions, neither the Fund nor any series of the Fund, including the portfolios, will incur any additional fees or charges.

Under the Plan, the investment adviser is authorized to direct that the sub-adviser of each portfolio to effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each sub-adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to AFSG. AFSG will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by AFSG will be used to finance activities principally intended to result in the sale of shares of the portfolios. These activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell policies or annuities; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the policies and contracts to the Fund; printing and mailing of Fund prospectuses, statements of additional information, and shareholder reports for prospective policyowners; and creating and mailing advertising and sales literature.

AFSG is obligated to use each portfolio fees paid for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan.

THE SUB-ADVISER


The Sub-Adviser serves, pursuant to a Sub-Advisory Agreement between AEGON/Transamerica Advisers and the Sub-Adviser, on behalf of each portfolio. The Sub-Advisory Agreement was approved by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on September 9, 2002 commencement of operations. The Sub-Advisory Agreement provide that it will continue in effect if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio and (b) by a majority of the Directors who are not parties to such Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of each portfolio and terminate automatically in the event of its assignment (within the meaning of the 1940
Act) or termination of the Investment Advisory Agreement. The agreement may also be terminated under the term of an Exemptive Order granted by the SEC under section 6(c) of the 1940 Act from section 15(a) and rule 18f-2 under the 1940 Act (Release #23379).

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides investment advisory assistance and portfolio management advice to the Investment Adviser for the respective portfolio(s). Subject to review by the Investment Adviser and the Board of Directors of the Fund, the Sub-Adviser is responsible for the actual management of the respective portfolio(s) and for making decisions to buy, sell or hold a particular security. The Sub-Adviser bears all of its expenses in connection with the performance of its services under the Sub-Advisory Agreement such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management of the respective portfolio(s).

The Sub-Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

PERSONAL SECURITIES TRANSACTIONS

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy ("Ethics Policy") that has been adopted by the Fund's Board. Access Persons are required to follow the guidelines established by this Ethics Policy in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's Sub-Advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Ethics Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their operations. The Board is required to review and approve the Code of Ethics for each Sub-Adviser. Each Sub-Adviser is also required to report to the Fund's Board on a quarterly basis with respect to the administration and enforcement of such Ethics Policy, including any violations thereof which may potentially affect the Fund.

ADMINISTRATIVE AND TRANSFER AGENCY SERVICES

Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement with ATFS Inc. (prior to May 1, 2001, WRL Investment Services, Inc.) located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of AEGON/Transamerica Advisers and WRL, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. Under this Agreement, AEGON/Transamerica Services shall furnish to each portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. AEGON/Transamerica Services is reimbursed by the Fund monthly on a cost incurred basis.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.

Changes in security holdings are made by a portfolio's Sub-Adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.

A Sub-Adviser may engage in a significant number of short-term transactions if such investing serves a portfolio's objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for a portfolio; these charges are ultimately borne by the policyowners.

In computing the portfolio turnover rate for a portfolio, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the portfolio during the fiscal year.

There are no fixed limitations regarding the portfolio turnover rates of the portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of each portfolio may be disposed of when they are no longer deemed suitable.

PLACEMENT OF PORTFOLIO BROKERAGE

Subject to policies established by the Board of Directors of the Fund, each portfolio's Sub-Adviser is primarily responsible for placement of a portfolio's securities transactions. Shareholders approved a Brokerage Enhancement Plan for each portfolio of the Fund on May 29, 2001. (Please see the section entitled "Brokerage Enhancement Plan" in this SAI for Plan details.). In placing orders, it is the policy of a portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While each Sub-Adviser generally will seek reasonably competitive spreads or commissions, a portfolio will not necessarily be paying the lowest spread or commission available. A portfolio does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities.

Decisions as to the assignment of portfolio brokerage business for a portfolio and negotiation of its commission rates are made by the Sub-Adviser, whose policy is to obtain "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. In placing portfolio transactions, the Sub-Adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the Sub-Adviser, and pay spreads or commissions to such brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction.

In selecting brokers and in negotiating commissions, the Sub-Adviser considers such factors as: the broker's reliability; the quality of its execution services on a continuing basis; the financial condition of the firm; trade confidentiality including anonymity; and research products and services provided, which include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist each Sub-Adviser in carrying out its responsibilities.

Supplemental research obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a Sub-Adviser. The expenses of a Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. A Sub-Adviser may use such research products and services in servicing other accounts in addition to the respective portfolio. If a Sub-Adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the Sub-Adviser will allocate the costs of such service or product accordingly. The portion of the product or service that a Sub-Adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the Sub-Adviser. Conversely, such supplemental information obtained by the placement of business for a Sub-Adviser will be considered by and may be useful to the Sub-Adviser in carrying out its obligations to a portfolio.

When a portfolio purchases or sells a security in the OTC market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of the Sub-Adviser, better prices and executions are likely to be achieved through the use of a broker.

Securities held by a portfolio may also be held by other separate accounts, mutual funds or other accounts for which the Investment Adviser or Sub-Adviser serves as an adviser, or held by the Investment Adviser or Sub-Adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by the Investment Adviser or Sub-Adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Investment Adviser or a Sub-Adviser deems the purchase or sale of a security to be in the best interests of a portfolio as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the portfolio with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the portfolio and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a portfolio.

The Board of Directors of the Fund periodically reviews the brokerage placement practices of each Sub-Adviser on behalf of the portfolios, and reviews the prices and commissions, if any, paid by the portfolios to determine if they were reasonable.

The Board of Directors of the Fund has authorized the Sub-Advisers to consider sales of the policies and annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute portfolio transactions. In addition, the Sub-Advisers may occasionally place portfolio business with affiliated brokers of the Investment Adviser or a Sub-Adviser, including: InterSecurities, Inc., ("ISI") P.O. Box 5068, Clearwater, Florida 33758; Fred Alger & Company, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302; M.J. Whitman, Inc.; M.J. Whitman Senior Debt Corp., 767 Third Avenue, New York, New York 10017-2023; Van Kampen Funds Inc., 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181, Morgan Stanley & Co. Incorporated, 1221 Avenue of the Americas, New York, New York 10020, Dreyfus Brokerage Services, Inc., 401 North Maile Drive, Beverly Hills, CA 90210, Dreyfus Investment Services Corp., Union Trust Building, 501 Grant St., Pittsburgh, PA 15219 and AEGON USA Securities, Inc., P.O. Box 1449, Cedar Rapids, Iowa 52499. As stated above, any such placement of portfolio business will be subject to the ability of the broker-dealer to provide best execution and to the Conduct Rules of the National Association of Securities Dealers, Inc.

DETERMINATION OF OFFERING PRICE

Shares of the portfolios are currently sold only to the separate accounts to fund the benefits under the Policies and the annuity contracts. The portfolios may, in the future, offer their shares to other insurance company separate accounts. The separate accounts invest in shares of a portfolio in accordance with the allocation instructions received from holders of the policies and the annuity contracts. Such allocation rights are further described in the prospectuses and disclosure documents for the policies and the annuity contracts. Shares of the portfolios are sold and redeemed at their respective net asset values as described in the prospectus.

NET ASSET VALUATION

As stated in the prospectus, the net asset value of the portfolios' shares is ordinarily determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m., Eastern
Time) on each day the Exchange is open. (Currently the Exchange is closed on New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) The per share net asset value of a portfolio is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities listed on the national securities exchanges and traded on the NASDAQ National Market are valued at the closing prices on such markets, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the Exchange. Other securities for which quotations are not readily available are valued at fair values as determined in good faith by a portfolio's Investment Adviser under the supervision of the Fund's Board of Directors. Money market instruments maturing in 60 days or less are valued on the amortized cost basis. Values of gold bullion held by a portfolio are based upon daily quotes provided by banks or brokers dealing in such commodities.

PERFORMANCE INFORMATION

The Prospectus contains a brief description of how performance is calculated. The following sections describe how performance data is calculated in greater detail.

TOTAL RETURN

Total return quotations for each of the portfolios are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following equation:

                                 P (1+T)n = ERV

Where:    P =  a hypothetical initial
               payment of $1,000
          T =  average annual total return
          n =  number of years
        ERV =  ending redeemable value (at
               the end of the applicable
               period of a hypothetical
               $1,000 payment made at the
               beginning of the applicable
               period)

The total return quotation calculations for a portfolio reflect the deduction of a proportionate share of the portfolio's investment advisory fee and portfolio expenses and assume that all dividends and capital gains during the period are reinvested in the portfolio when made. The calculations also assume a complete redemption as of the end of the particular period.

Total return quotation calculations do not reflect charges or deductions against the Series Life Account or the Series Annuity Account or charges and deductions against the policies or the annuity contracts. Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information about these products. Moreover, these rates of return are not an estimate, projection or guarantee of future performance. Additional information regarding the investment performance of the portfolios appears in the prospectus.

YIELD QUOTATIONS

The yield quotations for a portfolio (for money market portfolios, see "Yield Quotations -- Money Market Portfolios", below) are based on a specific thirty-day period and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last date of the period, according to the following formula:

     YIELD = 2 [a-b (+ 1) 6 - 1]

                -------------------------------------------------------
                                cd

Where:  a =  dividends and interest earned
             during the period by the portfolio
        b =  expenses accrued for the period
             (net of reimbursement)
        c =  the average daily number of shares
             outstanding during the period that
             were entitled to receive dividends
        d =  the maximum offering price per
             share on the last day of the
             period

YIELD QUOTATIONS -- MONEY MARKET PORTFOLIOS

From time to time each money market portfolio may quote its yield in reports or other communications to policyholders or in advertising material. Yield quotations are expressed in annualized terms and reflect dividends of a portfolio declared and reinvested daily based upon the net investment income earned by a portfolio each day. The portfolio's yields fluctuate and the yield on any day for any past period is not an indication as to future yields on any investment in the portfolio's shares. Future yields are not guaranteed.

Yield is computed in accordance with a standardized method required by the SEC. The current yield for the money market portfolios is an annualization, without compounding, of the portfolio rate of return, and is computed by determining the net change in the value of a hypothetical pre-existing account in the portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (I.E., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original shares and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. The money market portfolios may also calculate the compound effective annualized yields by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7, and subtracting.

The yield quotations for the money market portfolios do not take into consideration any deductions imposed by the Series Life Account or the Series Annuity Account.

Yield information is useful in reviewing money market's performance in seeking to meet its investment objective, but, because yields fluctuate, such information cannot necessarily be used to compare an investment in shares of the portfolio with bank deposits, savings accounts and similar investment alternatives, which often provide an agreed or guaranteed fixed yield for a stated period of time. Also, the portfolio's yields cannot always be compared with yields determined by different methods used by other funds. It should be emphasized that yield is a function of the kind and quality of the instruments in the money market, portfolio maturity and operating expenses.

TAXES

Shares of the portfolios are offered only to the Separate Accounts that fund the policies and annuity contracts. See the respective prospectuses for the policies and annuity contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the policies, the annuity contracts and the holders thereof.

Each portfolio has either qualified, and expects to continue to qualify, or will qualify in its initial year, and thereafter will continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a portfolio must distribute to its stockholders (i.e., Separate Accounts) for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer. If each portfolio qualifies as a regulated investment company and distributes investment company to its shareholders substantially all of its investment company net income and net capital gains, then each portfolio should have little or no income taxable to it under the Code.

As noted in the prospectus, each portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each portfolio's assets that may be represented by any single investment (which generally includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

If a portfolio fails to qualify as a regulated investment company, the portfolio will be subject to federal corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of such portfolio's available earnings and profits. In addition, if a portfolio fails to qualify as a registered investment company or fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts which have invested in the portfolio could be currently taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Policies or the Annuity Contracts.

A portfolio will not be subject to the 4% Federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC, like the portfolio, whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

If a portfolio acquires or is deemed to have acquired debt obligations that were issued originally at a discount or that otherwise are treated under applicable tax rules as having original issue discount (including certain "payment-in-kind" instruments ("PIKs"), zero coupon securities, or deferred interest securities), it must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by it in the same taxable year. Any amount accrued as original issue discount will be included in a portfolio's investment company taxable income for the year of accrual and may have to be distributed to the shareholders in order to satisfy the Distribution Requirement even though the portfolio has not received any cash representing such income. As a result, a portfolio may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the Distribution Requirement.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the portfolios. Income from the disposition of foreign currencies, and income from transactions in options, futures, and forward contracts derived by a portfolio with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

FOREIGN INVESTMENTS -- portfolios investing in foreign securities or currencies (which may include may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Holders of Policies and Annuity Contracts investing in such portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes.

If a portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties, or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the portfolio is timely distributed to its shareholders. The portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such portfolios ultimately would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable portfolio to recognize taxable income or gain without the concurrent receipt of cash. Any portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the portfolios' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the Policies and Annuity Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the policies, annuity contracts and the holders thereof.

CAPITAL STOCK OF THE FUND

As described in the Prospectus, the Fund offers a separate class of common stock for each portfolio. The Fund currently comprises of 55 portfolios.

REGISTRATION STATEMENT

There has been filed with the Securities and Exchange Commission, Washington, D.C. a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this Statement of Additional Information relates. If further information is desired with respect to the portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as part thereof.

OTHER INFORMATION

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS AND INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP, located at 101 East Kennedy Boulevard, Suite 1500, Tampa, Florida 33602, serves as the Fund's independent certified public accountants. The Fund has engaged PricewaterhouseCoopers LLP to examine, in accordance with auditing standards generally accepted in the United States of America, the financial statements of each of the Fund's portfolios. (Ernst & Young served as Independent Auditors for the fiscal year ended December 31, 2001 for the portfolios of Endeavor Series Trust and Transamerica Variable Insurance Fund.)

CUSTODIAN

Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as the Fund's Custodian and Dividend Disbursing Agent. IBT provides comprehensive asset administrative services to the Fund and other members of the financial industry which include: multi-currency accounting; institutional transfer agency services; domestic and global custody; performance measures; foreign exchange; and securities lending and mutual fund administrative services.

                                   APPENDIX A

                      DESCRIPTION OF PORTFOLIO SECURITIES

The following is intended only as a supplement to the information contained in the Prospectus and should be read only in conjunction with the Prospectus. Terms defined in the Prospectus and not defined herein have the same meanings as those in the Prospectus.

1. CERTIFICATE OF DEPOSIT.* A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

2. EURODOLLAR CERTIFICATE OF DEPOSIT.* A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

3. FLOATING RATE NOTE.* A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but whose interest rate is reset every one to six months.

4. INVERSE FLOATING RATE SECURITIES.* Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

5. FLOATING RATE OBLIGATIONS.* Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

6. TIME DEPOSIT.* A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

7. BANKERS' ACCEPTANCE.* A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

8. VARIABLE AMOUNT MASTER DEMAND NOTE.* A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, a portfolio will consider the liquidity of the issuer through periodic credit analysis based upon publicly available information.

9. PREFERRED STOCKS. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stock from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

10. CONVERTIBLE SECURITIES. A portfolio may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities into which they are convertible, and the concomitant risk of loss from declines in those values.

11. COMMERCIAL PAPER.* Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

12. REPURCHASE AGREEMENT.* A repurchase agreement is an instrument under which a portfolio acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the portfolio, reflecting an agreed upon market rate of interest for the period from the time of a portfolio's purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A portfolio will only enter into repurchase agreements with underlying securities consisting of U.S. Government or government agency securities.

* SHORT-TERM SECURITIES. Certificates of deposit, commercial paper or bankers' acceptances, and will be entered only with primary dealers. While a portfolio may invest in repurchase agreements for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the SEC has taken the position that repurchase agreements of greater than seven days together with other illiquid investments should be limited to an amount not in excess of 15% of a portfolio's net assets.

Although repurchase transactions usually do not impose market risks on the purchaser, a portfolio would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, a portfolio may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, a portfolio could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by a portfolio upon liquidation of the securities may be limited.

13. REVERSE REPURCHASE AGREEMENT. A reverse repurchase agreement involves the sale of securities held by a portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. A portfolio will use the proceeds of the reverse repurchase agreements to purchase other money market securities maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transactions.

14. ASSET-BACKED SECURITIES. A portfolio may invest in securities backed by automobile receivables and credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

15. MORTGAGE-BACKED SECURITIES. A portfolio may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds, and mortgage pay-through securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a portfolio may invest in them if it is determined they are consistent with the portfolio's investment objective and policies.

16. COLLATERALIZED MORTGAGE OBLIGATIONS. (CMOs) are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and interest rates.

17. STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are created when the principal and interest payments of a mortgage-backed security are separated by a U.S. Government agency or a financial institution. The holder of the "principal-only" security receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security receives interest payments from the same underlying security.

The value of mortgage-backed securities may change due to changes in the market's perception of issuers. In addition, the mortgage securities market in general may be adversely affected by regulatory or tax changes. Non-governmental mortgage-backed securities may offer a higher yield than those issued by government entities but also may be subject to greater price change than government securities.

Like most mortgage securities, mortgage-backed securities are subject to prepayment risk. When prepayment occurs, unscheduled or early payments are made on the underlying mortgages, which may shorten the effective maturities of those securities and may lower their total return. Furthermore, the prices of stripped mortgage-backed securities can be significantly affected by changes in interest rates as well. As interest rates fall, prepayment rates tend to increase, which in turn tends to reduce prices of "interest-only" securities and increase prices of "principal-only" securities. Rising interest rates can have the opposite effect.

18. FINANCING CORPORATION SECURITIES. (FICOs) are debt obligations issued by the Financing Corporation. The Financing Corporation was originally created to recapitalize the Federal Savings and Loan Insurance Corporation (FSLIC) and now functions as a financing vehicle for the FSLIC Resolution Fund, which received substantially all of FSLIC's assets and liabilities.

19. U.S. GOVERNMENT SECURITIES. U.S. Government securities are securities issued by or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities have varying degrees of government backing. They may be backed by the credit of the U.S. Government as a whole or only by the issuing agency or instrumentality. For example, securities issued by the Financing Corporation are supported only by the credit of the Financing Corporation, and not by the U.S. Government. Securities issued by the Federal Home Loan Banks and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Government National Mortgage Association
(GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality U.S. Government securities. Each portfolio, and its share price and yield, are not guaranteed by the U.S. Government.

20. ZERO COUPON BONDS.  Zero coupon bonds are created three ways:

     1) U.S. TREASURY STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financial Corporation (FICO) also can be stripped in this fashion.

     2) STRIPS are created when a dealer deposits a Treasury Security or a Federal agency security with a custodian for safe keeping and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities separated into their component parts through custodial arrangements established by their broker sponsors. FICO bonds have been stripped in this fashion. The portfolios have been advised that the staff of the Division of Investment Management of the SEC does not consider such privately stripped obligations to be U.S. Government securities, as defined by the 1940 Act. Therefore, the portfolios will not treat such obligations as U.S. Government securities for purposes of the 65% portfolio composition ratio.

     3) ZERO COUPON BONDS can be issued directly by Federal agencies and instrumentalities, or by corporations. Such issues of zero coupon bonds are originated in the form of a zero coupon bond and are not created by stripping an outstanding bond.

Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between zero coupon bond's purchase price and its face value.

21. BOND WARRANTS. A warrant is a type of security that entitles the holder to buy a proportionate amount of a bond at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. Warrants generally trade in the open market and may be sold rather than exercised.

22. OBLIGATIONS OF SUPRANATIONAL ENTITIES. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

23. EQUIPMENT LEASE AND TRUST CERTIFICATES. A portfolio may invest in equipment lease and trust certificates, which are debt securities that are secured by direct or indirect interest in specified equipment or equipment leases (including, but not limited to, railroad rolling stock, planes, trucking or shipping fleets, or other personal property).

24. TRADE CLAIMS. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty.

                                   APPENDIX B

                     BRIEF EXPLANATION OF RATING CATEGORIES

                                 BOND RATING   EXPLANATION
                                 -----------   -----------
  STANDARD & POOR'S CORPORATION  AAA           Highest rating; extremely strong capacity to pay
                                               principal and interest.
                                 AA            High quality; very strong capacity to pay principal
                                               and interest.
                                 A             Strong capacity to pay principal and interest;
                                               somewhat more susceptible to the adverse effects of
                                               changing circumstances and economic conditions.
                                 BBB           Adequate capacity to pay principal and interest;
                                               normally exhibit adequate protection parameters, but
                                               adverse economic conditions or changing circumstances
                                               more likely to lead to a weakened capacity to pay
                                               principal and interest then for higher rated bonds.
                                 BB, B, and    Predominantly speculative with respect to the
                                 CC, CC, C     issuer's capacity to meet required interest and
                                               principal payments. BB -- lowest degree of
                                               speculation; C -- the highest degree of speculation.
                                               Quality and protective characteristics outweighed by
                                               large uncertainties or major risk exposure to adverse
                                               conditions.
                                 D             In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                BOND RATING   EXPLANATION
                                -----------   -----------
MOODY'S INVESTORS SERVICE,      Aaa           Highest quality, smallest degree of investment
  INC.                                        risk.
                                Aa            High quality; together with Aaa bonds, they compose
                                              the high-grade bond group.
                                A             Upper-medium grade obligations; many favorable
                                              investment attributes.
                                Baa           Medium-grade obligations; neither highly protected
                                              nor poorly secured. Interest and principal appear
                                              adequate for the present but certain protective
                                              elements may be lacking or may be unreliable over
                                              any great length of time.
                                Ba            More uncertain, with speculative elements.
                                              Protection of interest and principal payments not
                                              well safeguarded during good and bad times.
                                B             Lack characteristics of desirable investment;
                                              potentially low assurance of timely interest and
                                              principal payments or maintenance of other contract
                                              terms over time.
                                Caa           Poor standing, may be in default; elements of
                                              danger with respect to principal or interest
                                              payments.
                                Ca            Speculative in a high degree; could be in default
                                              or have other marked short-comings.
                                C             Lowest-rated; extremely poor prospects of ever
                                              attaining investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following: 1. An application for rating was not received or accepted. 2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy. 3. There is lack of essential data pertaining to the issue or issuer. 4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                     PART C
                               OTHER INFORMATION


Item 23. Exhibits

         List all exhibits filed as part of the Registration Statement.

         (a)      1.       (A)      Articles of Incorporation of WRL Series
                                    Fund, Inc. (2)

                           (B) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

                           (C) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

                           (D) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

                           (E) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

                           (F) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

                           (G) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (2)

                           (H) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (3)

                           (I) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (3)

                           (J) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (4)

                           (K) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (6)

                           (L) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (7)

                           (M) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (8)

                           (N) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (10)

                           (O) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (11)

                           (P) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (13)

                           (Q) Articles Supplementary to Articles of Incorporation of WRL Series Fund, Inc. (14)

                           (R) Articles Supplementary to Articles of Incorporation of AEGON/Transamerica Series Fund, Inc. (17)

                           (S) Articles Supplementary to Articles of Incorporation of AEGON/Transamerica Series Fund, Inc. (18)


                           (T) Articles Supplementary to Articles of Incorporation of AEGON/Transamerica Series Fund, Inc. (20)


         (b)      Bylaws of AEGON/Transamerica Series Fund, Inc. (2)

         (c)      Not applicable.

         (d)      Investment Advisory Agreements

                  (1) Investment Advisory Agreement on behalf of the Portfolios of the AEGON/Transamerica Series Fund, Inc. with AEGON/Transamerica Fund Advisers, Inc.

                  (2) Sub-Advisory Agreement on behalf of Janus Growth and Janus Global of the Fund. (6)

                  (3) Sub-Advisory Agreement on behalf of J.P. Morgan Money Market of the Fund. (8)

                  (4) Sub-Advisory Agreement on behalf of VKAM Emerging Growth of the Fund. (8)

                  (5) Sub-Advisory Agreement on behalf of LKCM Strategic Total Return of the Fund. (8)

                  (6) Sub-Advisory Agreement on behalf of Federated Growth & Income of the Fund. (8)

                  (7) Sub-Advisory Agreement on behalf of Alger Aggressive Growth of the Fund. (8)

                  (8) Sub-Advisory Agreement on behalf of Dean Asset Allocation of the Fund. (8)

                  (9) Sub-Advisory Agreement on behalf of C.A.S.E. Growth of the Fund. (8)

                  (10) Sub-Advisory Agreement on behalf of GE International Equity of the Fund. (9)

                  (11) Sub-Advisory Agreement on behalf of NWQ Value Equity of the Fund. (8)

                  (12) Sub-Advisory Agreement on behalf of GE U.S. Equity of the Fund. (8)

                  (13) Sub-Advisory Agreement on behalf of Third Avenue Value of the Fund.(8)

                  (14) Sub-Advisory Agreement on behalf of AEGON Balanced of the Fund. (8)

                  (15) Sub-Advisory Agreement on behalf of AEGON Bond of the Fund. (8)

                  (16) Sub-Advisory Agreement on behalf of J. P. Morgan Real Estate Securities of the Fund. (8)

                  (17) Form of Sub-Advisory Agreement on behalf of T. Rowe Price Small Cap and T. Rowe Price Dividend Growth of the Fund. (8)

                  (18) Form of Sub-Advisory Agreement on behalf of Goldman Sachs Small Cap and Goldman Sachs Growth of the Fund. (8)

                  (19) Form of Sub-Advisory Agreement on behalf of Salomon All Cap of the Fund. (8)

                  (20) Form of Sub-Advisory Agreement on behalf of Dreyfus Mid Cap of the Fund. (8)

                  (21) Form of Sub-Advisory Agreement on behalf Pilgrim Baxter Growth of the Fund. (8)

                  (22) Form of Sub-Advisory Agreement on behalf of Great Companies - America(sm) and Great Companies - Technology.(sm)(9)

                  (23) Form of Sub-Advisory Agreement on behalf of Value Line Aggressive Growth. (9)

                  (24) Form of Sub-Advisory Agreement on behalf of Great Companies Global(2). (11)

                  (25) Form of Sub-Advisory Agreement on behalf of Gabelli Global Growth. (11)

                  (26) Form of Sub-Advisory Agreement on behalf of LKCM Capital Growth. (13)

                  (27) Form of Sub-Advisory Agreement on behalf of American Century Income & Growth and American Century International. (14)

                  (28) Form of Sub-Advisory Agreement on behalf of Munder Net50. (14)

                  (29) Form of Sub-Advisory Agreement on behalf of Clarion Real Estate Securities (18)

                  (30) Form of Sub-Advisory Agreement on behalf of Conservative Asset Allocation, Moderate Asset Allocation, Moderately Aggressive Asset Allocation and Aggressive Asset Allocation (18)

                  (31) Form of Sub-Advisory Agreement on behalf of PBHG/NWQ Large Cap Value Select (18)

                  (32) Form of Sub-Advisory Agreement on behalf of PIMCO Total Return (18)

                  (33) Form of Sub-Advisory Agreement on behalf of Transamerica Convertible Securities and Transamerica Money Market (18)

                  (34) Form of Sub-Advisory Agreement on behalf of Van Kampen Money Market ,Van Kampen Asset Allocation and Van Kampen Active International (18)

                  (35) Form of Sub-Advisory Agreement on behalf of T. Rowe Price Equity Income, T. Rowe Price Growth Stock (18)

                  (36) Form of Sub-Advisory Agreement on behalf of Capital Guardian Value, Capital Guardian U.S. Equity, and Capital Guardian Global (18)

                  (37) Form of Sub-Advisory Agreement on behalf of Jennison Growth (18)

                  (38) Form of Sub-Advisory Agreement on behalf of Dreyfus Small Cap Value and Dreyfus U.S. Government Securities (18)

                  (39) Form of Sub-Advisory Agreement on behalf of J.P. Morgan Enhanced Index (18)

                  (40) Form of Sub-Advisory Agreement on behalf of Janus Growth II (18)

                  (41) Form of Sub-Advisory Agreement on behalf of MFS High Yield (18)

                  (42) Form of Sub-Advisory Agreement on behalf of Protected Principal Stock (18)

                  (43) Form of Sub-Advisory Agreement on behalf of Select+ Aggressive, Select+ Growth & Income and Select+ Conservative.

         (e)      Distribution Agreement. (8)

         (f)      Director's Deferred Compensation Plan. (1)

         (g)      Form of Custodian Agreement. (3)

         (h)      Administrative Services and Transfer Agency Agreement. (3)

         (i) Opinion and consent of John K. Carter, Esq. as to legality of the securities being registered. (20)

         (j)      Consent of PricewaterhouseCoopers LLP. (20)

         (k)      Financials

                  ATFA (19)

         (l)      Not applicable.

         (m)      (1)      Plan of Distribution. (5)

                  (2)      Brokerage Enhancement Plan

         (n)      Not applicable

         (o)      Reserved

         (p)      Code of Ethics

                  (1)      AEGON/Transamerica Series Fund, Inc. (9)

                  SUB-ADVISERS

                  (2)      AEGON USA Investment Management, Inc. (9)

                  (3)      Fred Alger Management, Inc. (9)

                  (4)      C.A.S.E. Management, Inc. (9)

                  (5)      Dean Investment Associates (9)

                  (6)      Federated Investment Management Company (9)

                  (7)      GE Asset Management Incorporated (9)

                  (8)      Goldman Sachs Asset Management Inc. (9)

                  (9)      Janus Capital Corporation (9)

                  (10)     Luther King Capital Management Corporation (9)

                  (11)     NWQ Investment Management Company, Inc. (9)

                  (12)     Pilgrim Baxter & Associates, Ltd. (9)

                  (13)     Salomon Brothers Asset Management Inc (9)

                  (14)     Transamerica Investment Management, LLC (9)

                  (15)     T. Rowe Price Associates, Inc. (9)

                  (16)     Great Companies, L.L.C. (12)

                  (17)     Van Kampen Asset Management, Inc. (10)

                  (18)     EQSF Advisers, Inc. (10)

                  (19)     The Dreyfus Corporation (10)

                  (20)     Gabelli Funds, L.L.C. (12)

                  (21)     American Century Capital Management, Inc. (16)

                  (22)     Munder Capital Management (13)

                  (23)     Clarion (18)

                  (24)     Pacific Management Company LLC (18)

                  (25)     One Group (18)

                  (26)     Gateway (18)

                  (27)     Morgan Stanley Asset Management (18)


                  (28)     Union Planters Investment Advisors (20)


---------
(1) Previously filed with Post-Effective Amendment No. 23 to Form N-1A dated April 19, 1996 and incorporated herein by reference.

(2) Previously filed with Post-Effective Amendment No. 25 to Form N-1A dated October 17, 1996, and incorporated herein by reference.

(3) Previously filed with Post-Effective Amendment No. 26 to Form N-1A dated December 26, 1996 and incorporated herein by reference.

(4) Previously filed with Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997, and incorporated herein by reference.

(5) Previously filed with Post-Effective Amendment No. 29 to Form N-1A dated June 30, 1997, and incorporated herein by reference.

(6) Previously filed with Post-Effective Amendment No. 31 to Form N-1A dated October 16, 1997, and incorporated herein by reference.

(7) Previously filed with Post-Effective Amendment No. 34 to Form N-1A dated April 22, 1998, and incorporated herein by reference.

(8) Previously filed with Post-Effective Amendment No. 36 to Form N-1A dated April 27, 1999, and incorporated herein by reference.

(9) Previously filed with Post-Effective Amendment No. 35 to Form N-1A dated February 28, 2000 (File No. 33-2659), and incorporated herein by reference.

(10) Previously filed with Post-Effective Amendment No. 38 to Form N-1A dated April 28, 2000, and incorporated herein by reference.

(11) Previously filed with Post-Effective Amendment No. 39 to Form N-1A dated June 16, 2000, and incorporated herein by reference.

(12) Previously filed with Post-Effective Amendment No. 40 to Form N-1A dated September 1, 2000, and incorporated herein by reference.

(13) Previously filed with Post-Effective Amendment No. 40 to Form N-1A dated September 1, 2000 (File No.33-2659), and incorporated herein by reference.

(14) Previously filed with Post-Effective Amendment No. 43 to Form N-1A dated February 15, 2001, and incorporated herein by reference.

(15) Previously filed with Post-Effective Amendment No. 44 to Form N-1A dated April 11, 2001, and incorporated herein by reference.

(16) Previously filed with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734)

(17) Previously filed with Post-Effective Amendment No. 45 to Form N-1A dated May 1, 2001, and incorporated herein by reference.

(18) Previously filed with Post-Effective Amendment No. 50 to Form N-1A dated April 30, 2002, and incorporated herein by reference.

(19) Previously filed with Post-Effective Amendment No. 51 to Form N-1A dated May 16, 2002, and incorporated herein by reference.


(20)     To be filed by amendment.


Item 24. Persons Controlled by or under Common Control with Registrant.

         Shares of the Registrant are sold and owned by the separate accounts established by Western Reserve Life Assurance Co. of Ohio ("Western Reserve") to fund benefits under certain flexible premium variable life insurance policies and variable annuity contracts issued by it. In addition, shares of the Common Stock of the Registrant are also sold to Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, all affiliates of Western Reserve, for their respective separate accounts.

Item 25. Indemnification.

Article VI of the By-Laws of AEGON/Transamerica Series Fund, Inc. provides in its entirety as follows:

         Each director, officer, or employee (and his heirs, executors and administrators) shall be indemnified by the Corporation against all liability and expense incurred by reason of the fact that he is or was a director, officer or employee of the corporation, to the full extent and in any manner permitted by Maryland law, as in effect at any time, provided that nothing herein shall be construed to protect any director, officer or employee against any liability to the corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). No indemnification of a director, officer or employee shall be made pursuant to the preceding sentence unless there has been (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnity") was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the corporation, as defined in Section 2(a)(19) of the Investment

         Company Act of 1940, nor parties to the proceeding ("non-interested, non-party directors"), or (ii) an independent legal counsel in a written opinion. Reasonable expenses incurred by each such director, officer or employee may be paid by the corporation in advance of the final disposition of any proceeding to which such person is a party, to the full extent and under the circumstances permitted by Maryland law, provided that such person undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and either (i) he provides security for his undertaking, (ii) the corporation is insured against losses by reason of any lawful advances or (iii) a majority of a quorum of the non-interested, non-party directors, or an independent legal counsel in a written opinion, determines, based on a review of readily available facts, and there is reason to believe that such person ultimately will be found entitled to indemnification. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against such liability under the provisions of this
         Article VI.

                              RULE 484 UNDERTAKING

        Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         A.       AEGON/Transamerica Fund Advisers, Inc.

                  AEGON/Transamerica Fund Advisers. Inc. ("ATFA") is principally engaged in offering investment advisory services.

                  The only businesses, professions, vocations or employments of a substantial nature of Messrs. Norman, Scott and Kolsrud, directors of ATFA, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of ATFA are John K. Carter, Esq., Vice President, Secretary, Compliance Officer, and Securities General Counsel, is General Counsel, Vice President & Secretary of AEGON/Transamerica Series Fund, Inc. and IDEX Mutual Funds; General Counsel, Vice President & Secretary of IDEX Management, Inc., and Vice President & Counsel of Western Reserve Life Assurance Co. of Ohio and other related insurance entities; Thomas R. Moriarty, Executive Vice President, is Executive Vice President of IDEX Mutual Funds and AEGON/Transamerica Series Fund, Inc., President of InterSecurities, Inc.,; Allan Hamilton, Vice President & Treasurer, is Treasurer of Western Reserve Life Assurance Co. of Ohio.

         B.       Janus Growth and Janus Global: Sub-Adviser - Janus Capital
                  Corporation

                  Janus Capital Corporation, the sub-adviser to Janus Growth and Janus Global of AEGON/Transamerica Series Fund, Inc. is majority-owned by Stillwell Financial Services.

                  Janus Capital Corporation also serves as sub-adviser to certain of the mutual funds within the IDEX Group and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts. Thomas H. Bailey, Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series;

                  Chairman, CEO, Director and President of the sub-adviser; Director of Janus Distributors, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Janus Capital Corporation. Michael N. Stolper, a Director of Janus Capital Corporation, is President of Stolper & Company, 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a Director of Janus Capital Corporation, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a Director of Janus Capital Corporation, is President, Director and CEO of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds. Landon H. Rowland is a Director of Janus Capital, and President and Chief Executive Officer of Kansas City Southern Industries, Inc. Steven R. Goodbarn is Vice President and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series; Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital Corporation, Janus Service Corporation and Janus Distributors, Inc.; Director of Janus Distributors, Inc., Janus Service Corporation, and Vice President of Finance of Janus Capital International Ltd. Margie G. Hurd is Vice President and Chief Operations Officer of Janus Capital, and Director and President of Janus Service Corporation. Mark B. Whiston is Vice President and Chief Marketing Officer of Janus Capital, and Director and President of Janus Capital International, Ltd. Sandy R. Rufenacht is Executive Vice President of Janus Investment Fund and Aspen Series, and Assistant Vice President of Janus Capital. Helen Young Hayes, Scott W. Schoelzel, and Ronald V. Speaker are each a Vice President of Janus Capital Corporation, and an Executive Vice President of Janus Investment Fund and Janus Aspen Series.

         C. J. P. Enhanced Index: Sub-Adviser - J.P. Morgan Investment Management, Inc.

                  J.P. Morgan Investment Management Inc., the sub-adviser to J.
                  P. Morgan Enhanced Index, is a wholly-owned subsidiary of J.P. Morgan & Co., Inc. J.P. Morgan Investment Management Inc. provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

                  The directors and principal officers of J.P. Morgan Investment Management Inc. are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: Kenneth W. Anderson, Director and Managing Director; Keith M. Schappert, President, Chairman, Director and Managing Director; Jeff M. Garrity, Director and Managing Director; Isabel H. Sloane, Director and Managing Director; Gilbert Van Hassel, Director and Managing Director (J.P. Morgan Investment Management Inc., Akasaka Park Building, 2-20, Akasaka 5-chome, Minatoku, Tokyo, Japan); Hendrik Van Riel, Director and Managing Director (J.P. Morgan Investment Management Inc., 28 King Street, London, England SW1Y 6XA); John W. Schmidlin, Director (J.P. Morgan Investment Management Inc., 345 Park Avenue, New York, New York 10154).

         D.       AEGON Bond Sub-Adviser - Banc One Investment Advisors
                  Corporation

                  Banc One Investment Advisors Corporation, located at 1111 Polaris Parkway, Suite 2-G/J/L, Columbus Ohio 3240 serves as sub-adviser.

         E. Van Kampen Emerging Growth , Van Kampen Money Market and Van Kampen Active International: Sub-Adviser: - Van Kampen Asset Management Inc. (sub-adviser for Emerging Growth) and Van Kampen. Morgan Stanley(sub-adviser for Van Kampen Money Market and Van Kampen Active International. Van Kampen Asset Management Inc. (the "sub-adviser") serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are Richard F. Powers III, Chairman, Chief Executive Officer and Director of the sub-adviser, Van Kampen Investment Advisory Corp. ("VK Adviser") and Van Kampen; A. Thomas Smith III, Executive Vice President, General Counsel and a Director of the sub-adviser, the VK Adviser and Van Kampen; Michael H. Santo, Executive Vice President, Chief Administrative Officer and Director of the sub-adviser and the VK Adviser and Executive Vice President of Van Kampen; Stephen L. Boyd, Executive Vice President and Chief Investment Officer of the sub-adviser and the VK Adviser; and Peter W. Hegel, Executive Vice President and Chief Investment Officer - Fixed Income Investments of the sub-adviser and the VK Adviser. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of each of the executive officers of the sub-adviser is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555.

         F.       LKCM Strategic Total Return and LKCM Capital Growth:
                  Sub-Adviser - Luther King Capital Management Corporation

                  Luther King Capital Management Corporation, the Sub-Adviser to the LKCM Strategic Total Return and LKCM Capital Growth, is a registered investment adviser providing investment management services.

                  Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul W. Greenwell; Robert
                  M. Holt, Jr.; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent G. Melashenko; Brent W. Clum; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Michael J. Simon; Timothy E. Harris; James
                  J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management C

         G. Federated Growth & Income: Sub-Adviser - Federated Investment Counseling

                  Federated Investment Counseling, the sub-adviser to Federated Growth & Income, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

                  The sub-adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors are approximately $170 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee (President, Chief Executive Officer and Trustee, Federated Investors, Inc.; President, Chief Executive Officer, Chief Operating Officer and Trustee, Federated Investment Management Company; President, Chief Executive Officer, Chief Operating Officer and Director, Federated Global Investment Management Corp; President, Chief Executive Officer and Chief Operating Officer, Passport Research, Ltd; Trustee, Federated Fonds - Service GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John
                  B. Fisher, Trustee (President, Federated Investment Counseling and Federated Securities Corp.; Vice President, Federated Investors, Inc.); James F. Getz, Trustee (President, Federated Investors Trust Company and Federated Securities Corp., and Vice President, Federated Investors, Inc.); Thomas R. Donahue, Trustee (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investment Management Company, Federated Investors Trust Company, Federated Securities Corp., Federated Services Company and Federated Shareholder Services Company; President, FII Holding, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, DE 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

                  The remaining officers of the sub-adviser are John B. Fisher, President; William D. Dawson III, Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano,

                  James E. Grefenstette, Jeffrey A. Kozemachak, Sandra L. McInerney, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Bernard J. Picchi, Peter Vutz, Senior Vice Presidents; Todd A. Abraham, J. Scott Albrecht, Arthur J. Barry, Randall S. Bauer, G. Andrew Bonnewell, Michael W. Casey, Robert E. Cauley, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, Marc Halperin, John W. Harris, Patricia L. Heagy, Susan R. Hill, William R. Jamison, Constantine J. Kartsonas, Robert M. Kowit, Richard
                  J. Lazarchic, Steve Lehman, Marian R. Marinack, Christopher Matyszewski, William May, Jeffrey A. Petro, Keith Sabol, Frank Semack, Aash M. Shah, Michael W. Sirianni, Jr., Christopher Smith, Edward J. Tiedge, Leonardo A. Vila, Paige
                  M. Wilhelm, Lori Wolf, George Wright, Vice Presidents; Catherine A. Arendas, Arminda Aviles, Nancy J. Beltz, James
                  R. Crea. Jr., Karol M. Crummic, James H. Davis II, Paul S. Drotch, Salvatore A. Esposito, Donna M. Fabiano, Gary E. Falwell, John T. Gentry, Nikola A. Ivanov, Nathan H. Kehm, John C. Kerber, J. Andrew Kirschler, Ted T. Lietz, Sr., Grant
                  K. McKay, Natalie F. Metz, Thomas Mitchell, Joseph M. Natoli, Bob Nolte, Mary Kay Pavuk, John Quartarolo, Rae Ann Rice, Roberto Sanchez-Dahl, Sr., Sarah Sathkumara, James W. Schaub, John Sidawi, Diane R. Startari, Diane Tolby, Tim Trebilcock, Michael R. Tucker, Steven J. Wagner, Richard Winkowski, Jr., Assistant Vice Presidents; G. Andrew Bonnewell, Secretary, and Thomas R. Donahue, Treasurer. The business address of each of the officers of the sub-adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

         H.       Alger Aggressive Growth: Sub-Adviser - Fred Alger Management,
                  Inc.

                  Fred Alger Management, Inc. ("Alger Management"), the sub-adviser to Alger Aggressive Growth, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

                  Fred M. Alger III, serves as Chairman of the Board and President and Gregory S. Duch serves as Executive Vice President and Treasurer of the following companies: Alger Associates, Inc.; Alger Management; Alger, Inc.; Alger Properties, Inc., Alger Shareholder Services, Inc.; Alger Life Insurance Agency, Inc.; and Castle Convertible Fund, Inc. Fred M. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI") and Chairman of the Board and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund.. Gregory S. Duch also serves as Treasurer of ARI, The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Dorothy G. Sanders serves as General Counsel and Secretary of the management company and of various related entities. Frederick A. Blum, Senior Vice President, also serves as Assistant Secretary and Assistant Treasurer of various Alger entities. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ 07302.

         K.       GE U.S. Equity - Sub-Adviser - GE Asset Management, Inc.

                  GE Asset Management Incorporated ("GEAM") serves as sub-adviser for GE U.S. Equity . GEAM is a wholly-owned subsidiary of General Electric Company ("GE"). The directors and executive officers of GEAM are John H. Myers, President and Director; Michael J. Cosgrove, Executive Vice President and Director; Alan M. Lewis, Executive Vice President, General Counsel, and Director; Robert A. MacDougall, Executive Vice President; Eugene K. Bolton, Executive Vice President and Director; Donald W. Torey, Executive Vice President and Director; Ralph R. Layman, Executive Vice President and Director; John J. Walker, Executive Vice President, Chief Financial Officer and Director; and Geoffrey
                  R. Norman, Executive Vice President and Director. All of these officers and/or directors have no substantial business, profession, vocation or employment other than their positions with GEAM and its affiliates.

         L. :PBHG/NWQ Large Cap Value Select Co -Sub-Adviser -NWQ Investment Management Company, Inc.

                  NWQ Investment Management Company, Inc. ("NWQ") serves as co-sub-adviser for PBHG/NWQ Large Cap Value Select. NWQ is a Massachusetts corporation and is a wholly-owned subsidiary of United

                  Asset Management Corporation. NWQ provides investment advice to individuals, pension funds, profit sharing funds, charitable institutions, educational institutions, trust accounts, corporations, insurance companies, municipalities and governmental agencies.

                  The directors and officers of NWQ are listed below. Unless otherwise indicated, each director and officer has held the positions listed for at least the past two years and is located at NWQ's principal business address of 2049 Century Park East, 4th Floor, Los Angeles, CA 90067: David A. Polak, Chairman, Chief Investment Officer; Michael C. Mendez (Dec. 1999, Scottsdale, AZ), President; E. C. "Ted" Friedel, Jr., Managing Director; Kevin P. O' Brien (Boston), Director; Jon
                  D. Bosse, Managing Director and Director Equity Research; James H. Galbreath (Denver), Managing Director; Mary-Gene Slaven, Secretary/Treasurer & Managing Director; Phyllis G. Thomas, Managing Director; Louis T. Chambers (Atlanta), Vice President; Justin T. Clifford, Managing Director; Jeffrey M. Cohen, Vice President; Ronald R. Halverson (Minneapolis, MN), Vice President; Thomas J. Laird, Managing Director; Martin Pollack, Vice President; Ronald R. Sternal (Minneapolis, MN), Vice President; John Severson (Albuquerque, NM), Vice President; and Darcy Gratz, Vice President. (See Pilgrim Baxter below)

         M.       Third Avenue Value: Sub-Adviser - EQSF Advisers, Inc.

                  EQSF Advisers, Inc. ("EQSF") serves as sub-adviser for Third Avenue Value. EQSF is a New York corporation and is controlled by Martin J. Whitman.

                  The directors and officers of EQSF are listed below. Unless otherwise indicated, each director and officer has held the positions listed for at least the past two years and is located at EQSF's business address of 767 Third Avenue, New York, New York, 10017-2023. Martin J. Whitman, Chairman, Chief Executive Officer and President, is Chairman, Chief Executive Officer and President of Third Avenue Trust; Chairman, Chief Investment Officer and Chief Executive Officer of M.J. Whitman Advisers, Inc.; Chairman and Chief Executive Officer of M.J. Whitman, Inc. and Danielson Holding Corporation; Director of Nabors Industries, Inc.; and President and Chief Executive Officer of Martin J. Whitman & Co., Inc. David M. Barse, Director and Executive Vice President, is Executive Vice President of Third Avenue Trust; Director, President and Chief Operating Officer of M.J. Whitman Holding Corp., M.J. Whitman, Inc., M.J. Whitman Advisers, Inc. and Danielson Holding Corporation. Michael Carney, Treasurer and Chief Financial Officer, is Director, Treasurer and Chief Financial Officer of M.J. Whitman, Inc., M.J. Whitman Holding Corp. and M.J. Whitman Advisers, Inc.; and Chief Financial Officer of Danielson Holding Corporation and Third Avenue Trust. Kerri Weltz, Controller, is Assistant Treasurer and Controller of Third Avenue Trust; Controller of Danielson Holding Corp., Whitman Heffernan & Rhein Workout Fund II, L.P., Whitman Heffernan & Rhein Workout Fund II-A and WHR Management Corporation. Ian M. Kirschner, General Counsel and Secretary, is General Counsel and Secretary of Third Avenue Trust, Danielson Holding Corporation, M.J. Whitman Holding Corp., M.J. Whitman, Inc. and M.J. Whitman Advisers, Inc. Barbara Whitman, Director, is a Director of Third Avenue Trust and a Registered Representative of M.J. Whitman, Inc.

         N.       Goldman Sach Growth: Sub-Adviser - Goldman Sachs Asset
                  Management

                  Goldman Sachs Asset Management ("GSAM"), located at 32 Old Slip, New York, NY 10005, serves as sub-adviser to Goldman Sachs Growth. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs, & Co.; John P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.

         O.       Salomon All Cap: Sub-Adviser - Salomon Brothers Asset
                  Management Inc.

                  Salomon Brothers Asset Management Inc ("SaBAM"), , serves as sub-adviser to Salomon All Cap. The officers are Virgil H. Cumming, Director, also serving as Managing Director and Chief Investment Officer of Salomon Smith Barney, Inc., New York, NY; Ross S. Margolies, Heath B. McLendon and

                  Peter J. Wilby, Managing Directors; Wendy Murdock, Executive Vice President of Solomon Smith Barney, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Peter Carman, Global Chief Investment Officer of Salomon Smith Barney Citi Asset Management; and Michael F. Rosenbaum, Chief Legal Officer, also serving as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, and Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong; Corporate Secretary of The Travelers Investment Management Company, New York, NY; and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors.

         P. T. Rowe Price Small Cap, T. Rowe Price Dividend Growth, T. Rowe Price Equity Income, and T. Rowe Price Growth Stock. Sub-Adviser - T. Rowe Price Associates, Inc.

                  T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to T. Rowe Price Dividend Growth and T. Rowe Price Small Cap. James E. Halbkat, Jr., Director of T. Rowe, is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, SC 29925. Donald B. Hebb, Jr., Director of T. Rowe, is the Managing General Partner of ABS Capital Partners. Mr. Hebb's address is 0ne South Street, 25th Floor, Baltimore, MD 21202. Richard L. Menschel, Director of T. Rowe, is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New NY 1000 home supplies, as of January 31, 1998, and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Stickland's address is 2000 W. First Street, Suite 604, Winston-Salem, NC 27104. Philip C. Walsh, Director of T. Rowe, is a retired mining industry executive. Mr. Walsh's address is Pleasant Valley, Peapack, NJ 07977. Anne Marie Whittemore, Director of
                  T. Rowe, is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc., Fort James Corporation, and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, VA 23219. The remaining Officers are Edward C. Bernard, Director and Managing Director of T. Rowe; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services; Director of T. Rowe Price Services, Inc. and Vice President of TRP Distribution, Inc.; Henry H. Hopkins, Director and Managing Director of T. Rowe; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of Price-International, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; James A.C. Kennedy III, Director and Managing Director of T. Rowe, President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; John H. Laporte, Jr., Director and Managing Director of T. Rowe; William T. Reynolds, Director and Managing Director of T. Rowe; Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; James S. Riepe, Vice-Chairman of the Board, Director, and Managing Director of T. Rowe; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of Price-International, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; George A. Roche, Chairman of the Board, President and Managing Director of T. Rowe; Chairman of the Board of TRP Finance, Inc.; Director of Price-International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; Brian C. Rogers, Director and Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; M. David Testa, Vice-Chairman of the Board, Director, Chief Investment Officer, and Managing Director of
                  T. Rowe; Chairman of the Board of Price-International; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation; Martin G. Wade, Director and Managing Director of T. Rowe and

                  Director, Managing Director and Non-Executive Chairman of Price International; Michael A. Goff, Managing Director of T. Rowe; Director and the President of T. Rowe Price Investment Technologies, Inc.; Charles E. Vieth, Managing Director of T. Rowe; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Christopher D. Alderson, Managing Director of T. Rowe and Vice President of Price International; Preston G. Athey, Managing Director of
                  T. Rowe; Brian W. H. Berghuis, Managing Director of T. Rowe; Stephen W. Boesel, Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; John H. Cammack, Managing Director of T. Rowe; Vice President of T. Rowe Price Investment Services, Inc. and Vice President of T. Rowe Price Trust Company; Gregory A. McCrickard, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; John R. Ford, Managing Director of T. Rowe and Chief Investment Officer and Executive Vice President of Price International; Mary J. Miller, Managing Director of T. Rowe; Charles A. Morris, Managing Director of T. Rowe; Nancy M. Morris, Managing Director of T. Rowe; Vice President of Price International; Vice President of T. Rowe Price Investment Services, Inc; Vice President of T. Rowe Price Stable Asset Management, Inc. and Director and Vice President of T. Rowe Price Trust Co.; George A. Murnaghan, Managing Director of T. Rowe; Executive Vice President of Price-International; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Maria Nalywayko, Managing Director of T. Rowe; Edmund M. Notzon III, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Wayne D. O'Melia, Managing Director of T. Rowe; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company; Larry J. Puglia, Managing Director of T. Rowe; Vice President of T. Rowe Price (Canada), Inc.; John R. Rockwell, Managing Director of T. Rowe; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price Investment Services, Inc.; R. Todd Ruppert, Managing Director of T. Rowe; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Robert W. Smith, Managing Director of T. Rowe; Vice President of Price-International; William J. Stromberg, Managing Director of T. Rowe; Mark J. Vaselkiv, Managing Director of T. Rowe; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.; and David J. L. Warren, Managing Director of T. Rowe and Chief Executive Officer and President of Price International; Richard T. Whitney, Managing Director of T. Rowe; Vice President of Price-International and T. Rowe Price Trust Company.

         Q.       PBHG Mid Cap Growth and PBHG/NWQ Large Cap Value Select:
                  Sub-Adviser - Pilgrim Baxter & Associates, Ltd.

                  Pilgrim Baxter & Associates, Ltd., ("Pilgrim") , PA 19087, serves as sub-adviser to Pilgrim Baxter Mid Cap Growth. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Chairman and Chief Executive Officer of Pilgrim Baxter Value Investors, Inc.; Director and Chairman of PBHG Insurance Series Fund, Inc.; Trustee of PBHG Fund Services; and Chairman and Director of The PBGH Funds, Inc. The remaining officers are Gary L. Pilgrim, Chief Investment Officer, President and Director; Director and President of Pilgrim Baxter Value Investors, Inc.; Trustee of PBHG Fund Services; and President of PBHG Insurance Series Fund Inc. and The PBHG Funds, Inc.; Eric C. Schnieder, Chief Financial Officer and Treasurer of Pilgrim and Pilgrim Baxter Value Investors, Inc.; Chief Financial Officer of PBHG Fund Services; and Trustee and Chief Financial Officer of PBHG Fund Distributors; Amy S. Yuter, Chief Compliance Officer of Pilgrim, PBHG Fund Distributors, and Pilgrim Baxter Value Investors, Inc.; and Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary of Pilgrim, Pilgrim Baxter Value Investors, Inc., PBHG Fund Distributors, and PBHG Fund Services; and Vice President and Secretary of PBHG Advisor Funds, Inc., The PBHG Funds, Inc. and PBHG Insurance.

                  Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.

         R. Dreyfus Mid Cap, Dreyfus Small Cap Value and Dreyfus U.S. Government Securities: Sub-Adviser - The Dreyfus Corporation

                  The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, serves as sub-adviser to Dreyfus Mid Cap. The officers are Burton Cook Borgelt, Director, also serving as Director of DeVlieg Bullard, Inc., Mellon Bank Corporation, Pittsburgh, PA, Mellon Bank, N.A., Pittsburgh, PA and Dentsply International, Inc., York, PA; Frank V. Cahouet, Director, also serving as Director, Chairman and CEO of Mellon Bank Corporation and Mellon Bank N.A., One Mellon Bank Center, Pittsburgh, PA; Stephen E. Canter, Director, Vice Chairman and Chief Investment Officer, also serving as Chairman, Director and President of Dreyfus Investment Advisors, Inc., and as Director of The Dreyfus Trust Company; Christopher M. Condron, Chief Executive Officer, Chief Operations Officer, President and Director; Mark N. Jacobs, Vice President and General Counsel; Lawrence S. Kash, Director and Vice Chairman, Distribution, also serving as Director of Dreyfus Investment Advisors, Inc.; Chairman and Chief Executive Officer of Dreyfus Brokerage Services, Inc.; Director and President of Dreyfus Service Corporation and Dreyfus Precious Metals, Inc.; and Director of Dreyfus Service Organization, Inc.; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer, also serving as Director and Chairman of Dreyfus Transfer, Inc., One American Express Plaza, Providence, RI 02903; Executive Vice President and Chief Financial Officer of Dreyfus Service Corporation; and Director and Treasurer of Dreyfus Investment Advisors, Inc. and Seven Six Seven Agency; William K. Smith, Chairman and Director, also serving as President and Director of The Bridgewater Land Co., Inc. and Mellon Preferred Capital Corporation, Boston, MA; and Director, Chairman, President and CEO of Shearson Summit Euromanagement, Inc. and Shearson Summit EuroPartners Inc., Pittsburgh, PA; Richard F. Syron, Director, also serving as Chairman and Chief Executive Officer of the American Stock Exchange, 86 Trinity Place, New York, NY; and Mandell L. Berman, Director, self-employed as a Real Estate Consultant, Residential Builder and Private Investor, Southfield, MI.

         S. Great Companies - America(sm), Great Companies - Technology(sm) and Great Companies - Future: Sub-Adviser - Great Companies, L.L.C.:

                  Great Companies, L.L.C., 8550 Ulmerton Road, Largo, Florida 33771 serves as sub-adviser to Great Companies - America(sm), Great Companies - Technology(sm), and Great Companies - Global(2). John R. Kenney, Director, Chairman and Co-CEO, also serves as Director, Chairman and President of AEGON/Transamerica Fund Advisers, Inc., AEGON/Transamerica Fund Services, Inc., and AEGON/Transamerica Fund Services, Inc.; Chairman, Trustee and Chief Executive Officer of IDEX Mutual Funds; Director of Idex Management, Inc.; Chairman and Chief Executive Officer of Western Reserve Life Assurance Co.(all of St. Petersburg, FL); Senior Vice President of AEGON USA, Inc. (Cedar Rapids, IA); Chairman of Idex Investor Services, Inc. (St. Petersburg, FL); James Hare Huguet, Director, President and Co-CEO, also serves as Director and President of Great Companies, Inc., 300 Everett Road, Easton, CT; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as President and Chief Executive Officer of Idex Investor Services, Inc.; Director, President and Chief Executive Officer of Idex Management, Inc.; Senior Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds; Chairman, Director, President and CEO of InterSecurities, Inc.; Vice President of AFSG Securities, Inc.; and Vice President of Western Reserve Life Assurance Co. of Ohio (all of St. Petersburg, FL); Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio; Director of Idex Investor Services, Inc., Idex Management, Inc., AEGON/Transamerica Fund Advisers, Inc. and AEGON/Transamerica Fund Services, Inc. (all of St. Petersburg, FL); and Gerald William Bollman, Executive Vice President, also serves as Executive Vice President of Great Companies, Inc., 300 Everett Road, Easton, CT.

         T.       Value Line Aggressive Growth: Sub-Adviser - Value Line, Inc.

                  Value Line, Inc., 220 East 42nd Street, New York, NY, serves as sub-adviser to Value Line Aggressive Growth. The officers are David T. Henigson, Director, Vice President, Treasurer, Internal Auditor and

                  Compliance Officer, also serving as Director and Vice President of Value Line Securities, Inc.; Jean Bernard Buttner, Chairman, CEO and President, also serving as Chairman, Director and CEO of Arnold Bernhard & Co.; Chairman, CEO and Director of Value Line Publishing, Inc.; and Chairman and Director of Value Line Securities, Inc.; Samuel Eisenstadt, Director, Chairman of Research and Sr. Vice President; Harold Bernard, Jr., Director; William S. Thomas, Esq., Director, also serving as an attorney at Brobeck, Phleger & Harrison, San Francisco, CA; and Howard A. Brecher, Secretary, Director and Vice President, also serving as Secretary and Director of Arnold Bernhard & Co., Inc.

         U.       Gabelli Global Growth: Sub-Adviser - Gabelli Funds, L.L.C.

                  Gabelli Funds, L.L.C., One Corporate Center, Rye, New York, serves as sub-adviser to the IDEX Gabelli Global Growth fund. Mario J. Gabelli, Chairman and Director/Trustee, also serves as Chairman, CEO, CIO and Director of Gabelli Asset Management Inc. and Gabelli Group Capital Partners, Inc.; CEO and CIO of GAMCO Investors, Inc.; Chairman and Director of Lynch Corp.; and Chairman and CEO of Lynch Interactive Corp., 401 Theodore Fremd, Rye, New York 10580; CIO of Gabelli Securities, Inc.; Director of Spinnaker Industries, Inc., 600 North Pearl Street, Dallas, TX 75201; Director and CIO of Gabelli International II Ltd., West Bay Road, Grand Cayman, BWI; President of MJG Associates, Inc.; Chairman, Director and CIO of Gabelli International Limited; and President and CIO of Gabelli Associates Limited, P.O. Box 20063, Cayside Galleries, Harbour Drive, Grand Cayman, BWI; and CIO of Gabelli Multimedia Partners, L.P. Caesar M. P. Bryan, Managing Director and Portfolio Manager, also serves as Portfolio Manager of other funds; President and Portfolio Manager of Gabelli Gold Fund, Inc.; and Senior Vice President of GAMCO Investors, Inc. Marc J. Gabelli, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manger of GAMCO Investors, Inc.; Vice President Research of Gabelli & Company, Inc.; Director of Gabelli Group Capital Partners, Inc.; President of Gemini Capital Management Ltd., Hamilton, Bermuda; Portfolio Manager of the Gabelli Global Growth Fund; and CIO of Gabelli Global Partners, L.P. and Gabelli Global Partners, Ltd., Cayman Islands. Barbara G. Marcin, Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc., and as Portfolio Manager of Gabelli Blue Chip Value Fund. A. Hartswell Woodson III, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manager of the Gabelli Global Convertible Securities Fund. James E. McKee, Secretary, also serves as Vice President, General Counsel and Secretary of Gabelli Asset Management, Inc., GAMCO Investors, Inc., and Gabelli Group Capital Partners, Inc.; and as Secretary of Gabelli Company, Inc., Gabelli Securities, Inc. and Gabelli Advisers, Inc. Henry G. Van der Eb, Jr., Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc. and President, CEO and Portfolio Manager of the Gabelli Mathers Fund. Robert J. Reynolds, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. Anne E. Morrissy, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. and as Executive Vice President of the Gabelli Mathers Funds.

         V.       American Century Income & Growth and American Century
                  International

                  American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, serves as sub-adviser to American Century International and American Century Income & Growth. James Evans Stowers, Jr. is Director, CEO and Stockholder; James Evans Stowers is Director, CEO and Portfolio Manager; William McClellan Lyons is Executive Vice President and COO; Robert T. Jackson is CFO; David C. Tucker is CLO and Senior Vice President; Robert C. Puff is President; Harold S. Bradley is Vice President; Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liason; John A. Lopez is Vice President; Mark L. Mallon is Senior Vice President & Portfolio Manager; and Randall W. Merk is Senior Vice President & Portfolio Manager.

         W.       Munder Net50

                  Munder Capital Management, 480 Pierce Street, Birmingham, MI 48009, serves as sub-adviser to Munder Net50. James C. Robinson, Chief Executive Officer, also serves as Vice President of The Munder Funds, Portfolio Manager for World Asset Management, and Registered Representative for LPM Investment Services, Inc.; Michael Thomas Monahan is Chairman and President; Terry Harley Gardner, Vice President and Chief Financial Officer, also serves as Vice President and Chief Financial Officer of

                  Munder Capital Management, Inc. and World Asset Management, LLC, Vice President and Treasurer of The Munder Funds; and Secretary to the Board of LPM Investment Services, Inc.; Peter Glidden Root, Vice President and Chief Investment Officer, is also a registered representative of LPM Investment Services, Inc; Leonard J. Barr II, Sr. VP & Director of Core Equity, also serves as Senior Vice President and Director of Research for Munder Capital Management, Inc., Vice President of The Munder Funds, and Director of LPM Investment Services, Inc.; and Geoffrey A. Wilson, Treasurer and Senior Portfolio Manager, is also a Registered Representative for LPM Investment Services, Inc.

         X. Capital Guardian Value, Capital Guardian U.S. Equity, Capital Guardian Global

                  Sub-Adviser - Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, CA 90071. The executive officers include: Roberta A. Conroy, Senior Counsel; Michael R. Erickson, Director; David I. Fisher, Director; William H. Hurt, Chairman & Director; Nancy J. Kyle, Director; Robert Ronus, Director; Theodore R. Samuels, Director; Lionel A. Sauvage, Director; John H. Seiter, Director & Executive Vice President; Eugene P. Stein, Executive Vice President; Andrew
                  F. Barth, Director; Julius T. Berkemeir, Vice President; James S. Kong, Senior Vice President; Karin L. Larson Director; Louise M. Moriarty, Senior Vice President; Shelby Notkin, Senior Vice President.

         Y.       Clarion Real Estate Securities

                  Sub-Adviser - Clarion CRA Securities, LP, 259 North Radnor-Chester Road, Suite 205, Radnor, PA 19087 serves as sub-adviser for this portfolio. Ritson T. Ferguson, Executive Officer/Chief Investment Officer; Burt J. Kling, Executive Officer; John A. Weisz, Executive Officer; Stephen J. Furnary, Executive Officer; Charles Grossman, Executive Officer; and Arnoldus W. Veenhuysen, Executive Officer.

         Z.       Jennison Growth

                  Sub-Adviser: Jennison Associates, LLC ("Jennison"), the sub-adviser to Jennison Growth, is a wholly-owned subsidiary of the Prudential Insurance Company of America ("Prudential"). Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

                  The officers include Bradley L. Goldberg, Director and Executive Vice President; Joseph P. Ferrugio, Senior Vice President and Director; John H. Hobbs, Director, Chairmen, and Chief Executive Officer; Spiros Segalas, President, Director and Chief Investment Officer; Thomas F. Doyle (Waltham, MA), Executive Vice President and Director; Philip H.B. Moss, Executive Vice President and Director; Michael A. Del Balso, Executive Vice President, Director and Director of Research; Jonathan R. Longley (Waltham, MA), Director and Executive Vice President; Blair A. Boyer, Director and Executive Vice President; David Chan, Director and Senior Vice President; Kathleen A. McCarragher, Executive Vice President and Director; Peter H. Reinemann, Director and Senior Vice President; Jeffrey P. Siegel, Executive Vice President and Director; Cecelia M. Brancato, Senior Vice President and Director; Eric S. Philo, Senior Vice President, Director and Securities Analyst; Paul Lowenstein (Prudential Investments, Gateway Center 2, 4th Floor, 100 Mulberry Street, Newark, NJ 07102), Chief Administrative Officer, Prudential Investments; and Karen E. Kohler, Treasurer.

                  The principal business address for all of the officers listed above, unless noted otherwise, is 466 Lexington Avenue, New York, NY 10017. Other business addresses are 1000 Winter Street, Waltham, MA 02111 and 15820 Glen Isle Way, Fort Myers, Florida 33912.

         AA.      MFS High Yield

                  Sub-adviser - Massachusetts Financial Services Company (MFS), 500 Boylston Street, Boston, Massachusetts 02116. The Directors of MFS are John W. Ballen, Kevin R. Parke, Joseph
                  W. Dello Russo, William W. Scott, Martin E. Beaulieu, Donald
                  A. Stewart, James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President, Mr. William Scott is Vice Chairman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief

                  Administrative Officer and Mr. Parke is also Chief Investment Officer), Stephen E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Senior Vice President and Treasurer of MFS.

         BB. BlackRock Global Science & Technology, BlackRock Large Cap Value and BlackRock Mid Cap:
                  Sub-Adviser - BlackRock Advisors, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as sub-adviser to BlackRock Global Science & Technology, BlackRock Large Cap Value and BlackRock Mid Cap Growth. Laurence D. Find, Chairman and CEO, also serves as Chairman and CEO of BlackRock, Inc. (New York, New York), BlackRock Financial Management, Inc., BlackRock (Japan) Inc. (New York, New York), BlackRock International, Ltd. (Edinbugh, Scotland), BlackRock Investments, Inc. (formerly Provident Advisers, Inc.) (NY, NY),and Chief Executive Officer of BlackRock Advisors, Inc., BlackRock Institutional Management Corporation (Wilmington, DE), and BlackRock Capital Management, Inc. (Wilmington, DE), and as President, Treasurer and Trustee of BlackRock Funds, Inc. (NY, NY); Ralph L. Schlosstein, President and Director, also serves as President and Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Robert S. Kapito, Vice Chairman and Director, also serves as Vice Chairman of BlackRock, Inc. and Vice Chairman and Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Robert P. Connolly, Managing Director, General Counsel and Secretary, also serves as Managing Director, General Counsel and Secretary of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Paul L. Audet, Director, also serves and Chief Financial Officer and Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc. and as Director of BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc.; Keith T. Anderson, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; William
                  J. Wykle, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc.; Bennett W. Golub, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, and BlackRock Capital Management, Inc.; Laurence J. Carolan, Managing Director & Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc. and as Managing Director of BlackRock, Inc.; Kevin M. Klingert, Managing Director and Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., and Managing Director of BlackRock, Inc.; James P. Moran, Managing Director & Director, also serves as Managing Director & Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., and BlackRock Investments, Inc. and as Managing Director of BlackRock, Inc.; and Thomas H. Nevin, Managing Director & Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc., and as Managing Director of BlackRock, Inc.

         CC.      PIMCO Total Return:

                  Sub-Adviser - Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, Newport Beach CA 92660, serves as sub-adviser to IDEX PIMCO Total Return. Arnold, Tamara J. Executive Vice President, PIMCO and PIMCO Management, Inc; Asay, Michael R. Senior Vice President, PIMCO and PIMCO Management, Inc.; Baker, Brian P. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Singapore) Limited; Bass, Shannon Senior Vice President, PIMCO and PIMCO Management, Inc.; Beaumont, Stephen B. Vice President, PIMCO and

                  PIMCO Management, Inc.; Benz, William R. II Managing Director, Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC; Bhansali, Vineer Executive Vice President, PIMCO and PIMCO Management, Inc.; Bishop, Gregory A. Senior Vice President, PIMCO and PIMCO Management, Inc.; Vice President, PIMCO Variable Insurance Trust; Borneleit, Adam Vice President, PIMCO and PIMCO Management, Inc.; Brown, Eric Vice President, PIMCO and PIMCO Management, Inc.; Assistant Treasurer, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc.; Brynjolfsson, John B. Executive Vice President, PIMCO and PIMCO Management, Inc. Burns, R. Wesley Managing Director, PIMCO. Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. President and Trustee of the Trust and PIMCO Variable Insurance Trust; President and Director of PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Callin, Sabrina C. Vice President, PIMCO and PIMCO Management, Inc. Clark, Marcia K. Vice President, PIMCO and PIMCO Management, Inc. Conseil, Cyrille Senior Vice President, PIMCO and PIMCO Management, Inc. Cummings, Doug Vice President, PIMCO and PIMCO Management, Inc. Cupps, Wendy W. Executive Vice President, PIMCO and PIMCO Management, Inc. Dada, Suhail Vice President, PIMCO and PIMCO Management, Inc. Dawson, Craig Vice President, PIMCO and PIMCO Management, Inc. Dialynas, Chris Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Dorff, David J. Vice President, PIMCO and PIMCO Management, Inc. Dow, Michael G. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Dunn, Anita Vice President, PIMCO and PIMCO Management, Inc. Durn, Sandra Senior Vice President, PIMCO and PIMCO Management, Inc. Easterday, Jeri Vice President, PIMCO and PIMCO Management, Inc. El-Erian, Mohamed A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Estep, Bret W. Vice President, PIMCO and PIMCO Management, Inc. Ettl, Robert A. Executive Senior Vice President, PIMCO and PIMCO Management, Inc. Evans, Stephanie D. Vice President, PIMCO and PIMCO Management, Inc. Feingold, Andrea S. Executive Vice President, PIMCO and PIMCO Management, Inc. Fisher, Marcellus Vice President, PIMCO and PIMCO Management, Inc. Fitzgerald, Robert M. Chief Financial Officer and Treasurer, PIMCO, PIMCO Management, Inc., Cadence Capital Management, Inc., NFJ Investment Group, NFJ Management, Inc., Parametric Portfolio Associates, Parametric Management Inc., StocksPLUS Management Inc. and PIMCO Funds Distributors LLC; Chief Financial Officer and Assistant Treasurer, Cadence Capital Management; Director, Senior Vice President and Chief Financial Officer, Oppenheimer Group, Inc.; Chief Financial Officer and Senior Vice President, PIMCO Advisors; Chief Financial Officer, PIMCO Global Advisors LLC. Fournier, Joe Vice President, PIMCO and PIMCO Management, Inc. Foulke, Steve A. Senior Vice President, PIMCO and PIMCO Management, Inc. Frisch, Ursula T. Senior Vice President, PIMCO and PIMCO Management, Inc. Garbuzov, Yuri P. Vice President, PIMCO and PIMCO Management, Inc. Gleason, G. Steven Vice President, PIMCO and PIMCO Management, Inc. Goldman, Stephen S. Vice President, PIMCO and PIMCO Management, Inc. Graber, Greg Vice President, PIMCO and PIMCO Management, Inc. Gross, William H. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President of the Trust and PIMCO Variable Insurance Trust; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Hague, John L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of PIMCO Partners LLC. Hally, Gordon C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hamalainen, Pasi M. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Hardaway, John P. Senior Vice President, PIMCO and PIMCO Management, Inc.; Treasurer, the Trust, PIMCO Variable Insurance Trust, PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Funds: Multi-Manager Series. Harris, Brent R. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee, PIMCO Advisors; Member of PIMCO Partners LLC. Hart, Phillip Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Harumi, Kazunori Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Hayes, Raymond C. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Hinman, David C. Executive Vice President, PIMCO and PIMCO Management, Inc. Hodge, Douglas M. Executive Vice President, PIMCO and PIMCO Management, Inc. Holden, Brent L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. Holloway, Dwight F., Jr. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Hudoff, Mark Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Munich) Limited. Hudson, James Vice President, PIMCO, PIMCO Management, Inc. and PIMCO

                  Global Advisors (London) Limited. Isberg, Margaret E. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust. Ivascyn, Daniel J. Vice President, PIMCO and PIMCO Management, Inc. Jacobs, Lew W. Senior Vice President, PIMCO and PIMCO Management, Inc. Kelleher III, Thomas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Keller, James M. Executive Vice President, PIMCO and PIMCO Management, Inc. Kendrick, Karen Vice President, PIMCO and PIMCO Management, Inc. Kennedy, Raymond G., Jr. Executive Vice President, PIMCO and PIMCO Management, Inc. Kido, Mashiro Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Kiesel, Mark R. Senior Vice President, PIMCO and PIMCO Management, Inc. Kirkbaumer, Steven P. Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Variable Insurance Trust. Koba, Toshio Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Lackey, W. M. Reese Vice President, PIMCO and PIMCO Management, Inc. Larsen, Henrik P. Vice President and Manager, Fund Administration, PIMCO. Vice President, the Trust, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Variable Insurance Trust and PIMCO Funds: Multi-Manager Series. Lee, David Vice President, PIMCO and PIMCO Management, Inc. Lindgren, Peter Senior Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. Loftus, John S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President of the Trust; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Lown, David Senior Vice President, PIMCO and PIMCO Management, Inc. Ludwig, Jeff Senior Vice President, PIMCO and PIMCO Management, Inc. Makinoda, Naoto Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Mallegol, Andre J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mariappa, Sudesh N. Executive Vice President, PIMCO and PIMCO Management, Inc. Martin, Scott W. Vice President, PIMCO and PIMCO Management, Inc. Martini, Michael E. Senior Vice President, PIMCO and PIMCO Management, Inc. Mather, Scott A. Executive Vice President, PIMCO and PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc. McCray, Mark V. Executive Vice President, PIMCO and PIMCO Management, Inc. McCulley, Paul A. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc. McDevitt, Joseph E. Executive Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Europe) Limited. Meiling, Dean S. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited; Member, PIMCO Partners LLC. Metsch, Mark E. Vice President, PIMCO and PIMCO Management, Inc. Mewbourne, Curtis Senior Vice President, PIMCO and PIMCO Management, Inc. Miller, John Vice President, PIMCO and PIMCO Management, Inc. Millimet, Scott Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Mitchell, Gail Vice President, PIMCO and PIMCO Management, Inc. Moll, Jonathan D. Senior Vice President, PIMCO and PIMCO Management, Inc. Monson, Kirsten S. Executive Vice President, PIMCO and PIMCO Management, Inc. Muzzy, James F. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Director and Vice President, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Variable Insurance Trust; Member of PIMCO Partners LLC.; Vice President of the Trust. Nercessian, Terry Vice President, PIMCO and PIMCO Management, Inc. Norris, John Vice President, PIMCO and PIMCO Management, Inc. Nguyen, Vinh T. Controller, PIMCO; Vice President and Controller, PIMCO Advisors, Cadence Capital Management, Inc., NFJ Management, Inc., Parametric Management, Inc., StocksPLUS Management, Inc., PIMCO Funds Distributors LLC, PIMCO Management, Inc., PIMCO Global Advisors LLC. O'Connell, Gillian Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (London) Limited. O'Keefe, R. Ian Vice President, PIMCO and PIMCO Management, Inc. Okamura, Shigeki Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Japan) Limited. Ongaro, Douglas J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Otterbein, Thomas J. Executive Vice President, PIMCO and PIMCO Management, Inc. Palghat, Kumar N. Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Australia) Limited. Paulson, Bradley
                  W. Senior Vice President, PIMCO and PIMCO Management, Inc. Perez, Keith Vice President, PIMCO and PIMCO Management, Inc. Phansalker, Mohan V. Executive Vice President, Senior Legal Officer and Assistant Secretary, PIMCO and PIMCO Management, Inc.; Vice President and Assistant Secretary, StocksPLUS Management, Inc. Philipp, Elizabeth M. Senior Vice President, PIMCO and PIMCO Management, Inc. Pittman, David J. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Podlich, William F. III Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Porterfield, Mark Vice President, PIMCO and PIMCO Management, Inc.

                  Powers, William C. Managing Director and Executive Committee Member, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of PIMCO Partners LLC. Rappaport, Marcy Vice President, PIMCO and PIMCO Management, Inc. Reimer, Ron Vice President, PIMCO and PIMCO Management, Inc. Reisz, Paul W. Vice President, PIMCO and PIMCO Management, Inc. Repoulis, Yiannis Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Rodgerson, Carol Vice President, PIMCO and PIMCO Management, Inc. Romano, Mark A. Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Roney, Scott L. Senior Vice President, PIMCO and PIMCO Management, Inc.; Director and Chief Executive Officer, PIMCO Global Advisors (Japan) Limited. Rosiak, Jason Vice President, PIMCO and PIMCO Management, Inc. Rowe, Cathy T. Vice President, PIMCO and PIMCO Management, Inc. Ruthen, Seth R. Senior Vice President, PIMCO and PIMCO Management, Inc. Sargent, Jeffrey M. Senior Vice President, PIMCO, PIMCO Management, Inc., and the Trust, PIMCO Funds: Multi-Manager Series, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Schmider, Ernest L. Managing Director and Secretary, PIMCO; Director, Managing Director and Secretary, PIMCO Management, Inc.; Secretary, PIMCO Partners LLC; Director and Assistant Secretary, StocksPLUS Management, Inc.; Senior Vice President, PIMCO Advisors. Scholey, Leland T. Senior Vice President, PIMCO, PIMCO Management, Inc. and the Trust. Schucking, Ivor Senior Vice President, PIMCO and PIMCO Management, Inc. Schulist, Stephen O. Senior Vice President, PIMCO and PIMCO Management, Inc. Scibisz, Iwona E. Vice President, PIMCO and PIMCO Management, Inc. Seliga, Denise C. Senior Vice President, PIMCO and PIMCO Management, Inc. Sellers, Devin Vice President, PIMCO and PIMCO Management, Inc. Shaler, Tim Vice President, PIMCO and PIMCO Management, Inc. Sheehy, Erica Vice President, PIMCO and PIMCO Management, Inc. Simon, Scott Executive Vice President, PIMCO and PIMCO Management, Inc. Telish, Christine Vice President, PIMCO and PIMCO Management, Inc. Theodore, Kyle, J. Vice President, PIMCO and PIMCO Management, Inc. Thomas, Lee R. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Member PIMCO Partners LLC. Thompson, William S. Jr. Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO; Director, Managing Director and Chief Executive Officer, PIMCO Management, Inc.; Director and President, StocksPLUS Management, Inc.; Senior Vice President of PIMCO Variable Insurance Trust; Vice President of the Trust and PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board and Executive Committee Member, PIMCO Advisors; Member, President and Chief Executive Officer of PIMCO Partners LLC. Thurston, Powell Vice President, PIMCO and PIMCO Management, Inc. Trosky, Benjamin L. Managing Director, PIMCO; Director and Managing Director, PIMCO Management, Inc.; Senior Vice President, PIMCO Commercial Mortgage Securities Trust, Inc.; Member of Management Board, PIMCO Advisors; Member of PIMCO Partners LLC. Tyson, Richard E. Senior Vice President, PIMCO and PIMCO Management, Inc. Van de Zilver, Peter A. Vice President, PIMCO and PIMCO Management, Inc. Van Heel, Marc Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Vick, Dave Vice President, PIMCO, PIMCO Management, Inc., and PIMCO Global Advisors (Sydney) Limited. Weil, Richard M. Executive Vice President and Assistant Secretary, PIMCO, PIMCO Management, Inc., Cadence Capital Management, and PIMCO Funds Distributors LLC; General Counsel and Senior Vice President, PIMCO Advisors; Secretary, Cadence Capital Management, Inc. NFJ Management, Inc., Parametric Management, Inc., NFJ Investment Group, Parametric Portfolio Associates, and StocksPLUS Management, Inc.; Vice President, PIMCO Funds:
                  Multi-Manager Series; Senior Vice President, General Counsel and Assistant Secretary, PIMCO Global Advisors LLC; Senior Vice President and Assistant Secretary, PIMCO Global Advisors (Japan) Limited. Willemsen, Mick Vice President, PIMCO and PIMCO Management, Inc.; Assistant Secretary, the Trust, PIMCO Variable Insurance Trust, and PIMCO Commercial Mortgage Securities Trust, Inc. Wilson, John Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Sydney) Limited. Wilson, Susan Senior Vice President, PIMCO and PIMCO Management, Inc. Wood, George H. Executive Vice President, PIMCO and PIMCO Management, Inc. Wyman, Charles Executive Vice President, PIMCO and PIMCO Management, Inc. Young, David Senior Vice President, PIMCO, PIMCO Management, Inc. and PIMCO Global Advisors (Europe) Limited. Yu, Cheng-Yuan Vice President, PIMCO and PIMCO Management, Inc. Zhu, Changhong Senior Vice President, PIMCO and PIMCO Management, Inc.

         DD. Transamerica Equity, Transamerica U.S. Government Securities, Transamerica Money Market, Transamerica Value Balanced, Transamerica Convertible Securities and Transamerica Growth
                  Opportunities:

                  Sub-Adviser: Transamerica Investment Management, LLC, 1150 South Olive Street, Suite 2700, Los Angeles, CA 90015 serves as sub-adviser to those portfolios. The officers are: Thomas
                  J. Cusack, Director and Senior Vice President to Transamerica Corporation, San Francisco, CA; Edgar H. Grubb, Director and Senior Vice President to Transamerica Corporation; Frank C. Herringer, Director; Chairman of the Board and CEO of Transamerica Corporation, San Francisco, CA; Susan R. Hughes, Vice President, CFO and Secretary; Richart N. Latzer, President and CEO; Gary U. Rolle, Executive Vice President and Susan A. Silbert, Senior Vice President.

         EE. Gateway Investment Advisers, L.P., 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209, serves as sub-adviser to Protected Principal Stock. Walter G. Sall is Chairman and Chief Executive Officer; J. Patrick Rogers is President; Harry E. Merriken III, is Senior Vice President and Principal; Geoffrey Keenan is Chief Operating Officer and Executive Vice President; Paul Stewart is Senior Vice President and Chief Financial Officer; David M. Squeri is General Counsel and Secretary; Gary H. Goldschmidt is Controller; and Nelson C. Bickel is Chief Information Officer and Vice President.


         FF. Union Planters Investment Advisors, Inc., 1 South Church Street, Suite 500, Belleville, Illinois 62220, serves as sub-adviser to Select+ Aggressive, Select+ Growth & Income, and Select+ Conservative. Alan W. Kennebeck, Chairman & Director, also serves as SEVP of Union Planters Corporation; Lewis G. Laughlin, President & Director, also serves as Chief Investment Officer of Union Planters Bank NA.



Item 27. Principal Underwriter

         (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Fund. AFSG currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

         (b)      Directors and Officers of AFSG:


      (1)                                   (2)                                  (3)
Name and Principal                  Position and Offices                 Position and Offices
 Business Address                      with Underwriter                     with Registrant
------------------                ----------------------------        --------------------------

Larry N. Norman        (1)        Director and President              N/A

Anne M. Spaes          (1)        Director and Vice President         N/A

Lisa Wachendorf        (1)        Vice President
                                  And Chief Compliance Officer        N/A

John K. Carter         (2)        Vice President                      Vice President, Secretary
                                                                      and Counsel

Christopher G. Roetzer (2)        Vice President                      N/A

William G. Cummings    (2)        Vice President                      N/A

Frank A. Camp          (1)        Secretary                           N/A

Priscilla I. Hechler   (2)        Assistant Vice President and        N/A
                                  Assistant Secretary

Thomas E. Pierpan      (2)        Assistant Secretary                 Assistant Secretary
                                  and Assistant Vice President        and Assistant Vice President

Linda Gilmer           (1)        Controller and Treasurer            N/A

Thomas R. Moriarty     (2)        Vice President                      N/A

Darin D. Smith         (1)        Vice President & Assistant          N/A
                                  Secretary

Teresa L. Stolba       (1)        Assistant Compliance Officer        N/A

Emily Bates            (1)        Assistant Treasurer                 N/A

Clifton W. Flenniken   (1)        Assistant Treasurer                 N/A

---------
(1)      4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)      570 Carillon Parkway, St. Petersburg, FL  33716-1202

Item 28. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of AEGON/Transamerica Fund Advisers, Inc. and AEGON/Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg. Florida 33716, or at the offices of the Fund's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02111.

Item 29. Management Services.

         Not applicable

Item 30. Undertakings.

         Not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AEGON/Transamerica Series Fund, Inc., has duly caused this Post-Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 17th day of September 2002.



                                             By: /s/ John R. Kenney
                                                -------------------------------
                                                John R. Kenney*
                                                Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 54 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature and Title                                                  Date
-------------------                                                  ----

/s/ John R. Kenney                                            September 17, 2002
-----------------------------------------
Chairman of the Board
John R. Kenney*

/s/ Brian C. Scott                                            September 17, 2002
-----------------------------------------
President & Chief Executive Officer
Brian C. Scott*

 /s/ Larry Norman                                             September 17, 2002
-----------------------------------------
Executive Vice President and Director
Larry Norman*

/s/ Peter R. Brown                                            September 17, 2002
-----------------------------------------
Vice Chairman & Director
Peter R. Brown*

/s/ Charles C. Harris                                         September 17, 2002
-----------------------------------------
Director - Charles C. Harris*

/s/ Russell A. Kimball, Jr.                                 September 17, 2002
-----------------------------------------
Director - Russell A. Kimball, Jr.*

/s/ William W. Short, Jr.                                   September 17, 2002
-----------------------------------------
Director - William W. Short, Jr.*

/s/ Thomas R. Moriarty                                      September 17, 2002
-----------------------------------------
Executive Vice President,
Treasurer and Principal Financial Officer
Thomas R. Moriarty

/s/ Christopher G. Roetzer                                  September 17, 2002
-----------------------------------------
Vice President and
Principal Accounting Officer
Christopher G. Roetzer

/s/ Leo Hill                                                September 17, 2002
-----------------------------------------
Director - Leo Hill*

/s/ Janice Case                                             September 17, 2002
-----------------------------------------
Director - Janice Case*

/s/ Daniel Calabria                                         September 17, 2002
-----------------------------------------
Director - Daniel Calabria*

/s/ John K. Carter
-----------------------------------------
* Signed by John K. Carter
  as Attorney-in-fact

                             WASHINGTON, D.C. 20549
                       SECURITIES AND EXCHANGE COMMISSION


                              EXHIBITS FILED WITH
                       POST-EFFECTIVE AMENDMENT NO. 54 TO
                           REGISTRATION STATEMENT ON
                                   FORM N-1A



                      AEGON/TRANSAMERICA SERIES FUND, INC.
                            REGISTRATION NO. 33-507

                                 Exhibit Index


Exhibit                            Description
  No.                              of Exhibit
-------                            ----------

23(d)(1)          Form of Investment Advisory Agreement
23(d)(2)(43)      Form of Sub-Advisory Agreement on behalf of Union Planters